UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 32.2%
*	Activision Blizzard, Inc.	346,870	$3,628
*	Adobe Systems Incorporated	260,349	5,569
	Amphenol Corporation	143,680	4,094
*	Apple, Inc.	59,680	6,274
*	Cognizant Technology Solutions Corporation	129,090	2,684
*	FLIR Systems, Inc.	189,760	3,886
*	Google, Inc.	23,405	8,146
	Hewlett-Packard Company	333,200	10,682
*	Juniper Networks, Inc.	183,600	2,765
	Qualcomm Incorporated	266,740	10,379
*	Salesforce.com, Inc.	97,890	3,204
*	Silicon Laboratories, Inc.	183,375	4,841
*	The Ultimate Software Group, Inc.	140,050	2,417
*	VistaPrint Limited †	212,513	5,842
*	WNS Holdings Limited - ADR	205,625	1,069

			75,480

	Health Care - 19.9%
	Allergan, Inc.	108,800	5,196
*	CardioNet, Inc.	176,100	4,941
*	Celgene Corporation	117,480	5,216
*	Gilead Sciences, Inc.	159,185	7,374
*	IDEXX Laboratories, Inc.	144,430	4,994
*	Intuitive Surgical, Inc.	29,600	2,823
	Pharmaceutical Product Development, Inc.	179,410	4,256
*	Qiagen N.V. †	182,220	2,908
*	St. Jude Medical, Inc.	120,650	4,383
	UnitedHealth Group Incorporated	223,400	4,676

			46,767

	Industrials - 14.7%
	Danaher Corporation	126,581	6,863
	Expeditors International of Washington, Inc.	127,430	3,605
	Fastenal Company	240,129	7,721
*	IHS, Inc.	101,315	4,172
*	InnerWorkings, Inc.	365,410	1,560
	Knight Transportation, Inc.	299,130	4,535
	Roper Industries, Inc.	140,670	5,972

			34,428

	Consumer Discretionary - 9.0%
*	Bed Bath & Beyond, Inc.	166,000	4,109
*	Capella Education Company	48,128	2,551
	DeVry, Inc.	81,445	3,924
*	K12, Inc.	289,166	4,019
	Omnicom Group, Inc.	281,370	6,584

			21,187

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Materials - 6.6%
	Ecolab, Inc.	138,120	$4,797
	Monsanto Company	66,930	5,562
	Praxair, Inc.	77,765	5,233

			15,592

	Energy - 6.4%
	Apache Corporation	112,165	7,189
	Schlumberger Limited †	51,990	2,112
	Smith International, Inc.	142,140	3,053
	XTO Energy, Inc.	84,600	2,591

			14,945

	Consumer Staples - 4.5%
	PepsiCo, Inc.	113,000	5,817
*	Smart Balance, Inc.	295,700	1,786
*	Wal Mart de Mexico - ADR**	131,277	3,079

			10,682

	Financials - 3.5%
*	Affiliated Managers Group, Inc.	83,185	3,470
	Charles Schwab & Co., Inc.	300,275	4,654

			8,124

	Total Common Stock - 96.8% (cost $268,373)		227,205

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,261,810	1,262

	Total Investment in Affiliate - 0.5% (cost $1,262)		1,262

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.170% dated 3/31/09, due 4/1/09, repurchase price $8,560, collateralized by FHLMC, 3.000%, due 4/30/10	$8,560	8,560

	Total Repurchase Agreement - 3.7% (cost $8,560)		8,560

	Total Investments -101.0% (cost $278,195)		237,027
	Liabilities, plus cash and other assets - (1.0)%		(2,266)

	Net assets - 100.0%		$234,761

* = Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

**	Fair value pursuant to Valuation Procedures adopted by Board of Trustees. This holding represents 1.31% of the Fund’s net assets at March 31, 2009.

See accompanying Notes to Portfolios of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 32.9%
*	Adobe Systems Incorporated	16,455	$352
*	Apple, Inc.	10,475	1,101
*	Broadcom Corporation	12,600	252
*	Cisco Systems, Inc.	38,164	640
*	Google, Inc.	2,810	978
	Hewlett-Packard Company	27,745	890
*	Juniper Networks, Inc.	16,600	250
	Microsoft Corporation	50,105	920
*	NetApp, Inc.	22,950	341
	Qualcomm Incorporated	32,005	1,245
*	Salesforce.com, Inc.	6,900	226

			7,195

	Health Care - 15.9%
	Abbott Laboratories	12,710	606
	Allergan, Inc.	10,315	493
	Baxter International, Inc.	4,650	238
*	Celgene Corporation	10,640	472
*	Gilead Sciences, Inc.	13,685	634
*	St. Jude Medical, Inc.	11,145	405
*	Thermo Fisher Scientific, Inc.	9,635	344
	UnitedHealth Group Incorporated	14,500	303

			3,495

	Industrials - 12.3%
	Danaher Corporation	10,502	569
	Expeditors International of Washington, Inc.	8,415	238
	Fastenal Company	15,150	487
	J. B. Hunt Transport Services, Inc.	15,220	367
	Precision Castparts Corp.	5,450	327
	Roper Industries, Inc.	12,650	537
	United Parcel Service, Inc.	3,350	165

			2,690

	Consumer Discretionary - 10.1%
*	Apollo Group, Inc.	2,660	208
	Johnson Controls, Inc.	18,750	225
*	Kohl’s Corporation	12,096	512
	Lowe’s Companies, Inc.	26,390	482
	McDonald’s Corporation	6,755	369
	Omnicom Group, Inc.	17,665	413

			2,209

	Consumer Staples - 7.9%
	Campbell Soup Company	14,890	407
	CVS Caremark Corporation	15,690	431
	Wal-Mart Stores, Inc.	17,350	904

			1,742

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Energy - 7.0%
	Apache Corporation	10,845	$695
	EOG Resources, Inc.	5,460	299
	Schlumberger Limited†	8,460	344
	XTO Energy, Inc.	6,100	187

			1,525

	Materials - 6.7%
	Ecolab, Inc.	9,900	344
	Monsanto Company	5,630	468
	Praxair, Inc.	9,725	654

			1,466

	Financials - 3.6%
	CME Group, Inc.	1,795	442
	Charles Schwab & Co., Inc.	21,985	341

			783

	Total Common Stock - 96.4% (cost $25,204)		21,105

	Investment in Affiliate
	William Blair Ready Reserves Fund	140,448	140

	Total Investment in Affiliate - 0.6% (cost $140)		140

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 0.373%, due 4/1/09	$80	80

	Total Short-Term Investments - 0.4% (cost $80)		80

	Repurchase Agreement
	State Street Bank and Trust Company, 0.170% dated 3/31/09, due 4/1/09, repurchase price $820, collateralized by Cash Management Bill, 0.150%, due 6/24/09	$820	820

	Total Repurchase Agreement - 3.8% (cost $820)		820

	Total Investments - 101.2% (cost $26,244)		22,145
	Liabilities, plus cash and other assets - (1.2)%		(260)

	Net assets - 100.0%		$21,885

* = Non-income producing securities

† = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 29.8%
*	Alliance Data Systems Corporation	119,800	$4,427
*	Constant Contact, Inc.	31,816	445
*	Cybersource Corporation	260,500	3,858
*	DG Fastchannel, Inc.	546,626	10,260
*	DTS, Inc.	86,200	2,074
*	Euronet Worldwide, Inc.	764,734	9,987
*	Exlservice Holdings, Inc.	290,627	2,505
*	GigaMedia Limited†	453,017	2,501
*	j2 Global Communications, Inc.	253,748	5,555
*	Kowabunga!, Inc.	2,639,070	475
*	Lojack Corporation	366,747	1,661
*	Miva, Inc.	3,885,215	933
*	Move, Inc.	2,264,500	3,283
*	Nuance Communications, Inc.	344,931	3,746
*	Silicon Laboratories, Inc.	235,623	6,220
*	Solera Holdings, Inc.	221,300	5,484
*	Sonic Solutions	2,879,389	3,455
*	The Ultimate Software Group, Inc.	440,585	7,604
	United Online, Inc.	2,377,289	10,603
*	ValueClick, Inc.	813,600	6,924
*	Virtusa Corporation	762,447	4,727
*	VistaPrint Limited†	412,946	11,352
*	Web.com Group, Inc.	1,923,579	6,386
*	WNS Holdings Limited - ADR	566,995	2,948

			117,413

	Consumer Discretionary - 23.4%
*	Amerigon Incorporated	1,273,667	4,713
*	Career Education Corporation	284,100	6,807
*	Century Casinos, Inc.	1,096,288	1,699
*	Coinstar, Inc.	119,596	3,918
*	Dolan Media Company	801,266	6,306
*	Duckwall-ALCO Stores, Inc.	404,605	3,637
*	Gaiam, Inc.	1,281,000	4,202
*	Grand Canyon Education, Inc.	204,100	3,523
*	Granite City Food & Brewery, Ltd.	1,016,380	234
*	Imax Corporation†	901,600	3,886
*	Jarden Corporation	864,597	10,954
*	Jos. A. Bank Clothiers, Inc.	164,142	4,565
*	K12, Inc.	390,959	5,434
*	Kona Grill, Inc.	744,995	1,229
*	Lincoln Educational Services Corporation	102,511	1,878
*	Lions Gate Entertainment Corporation†	1,037,432	5,239
*	MDC Partners, Inc.†	1,028,564	3,384

*	Motorcar Parts of America, Inc.	678,936	2,709
*	Shuffle Master, Inc.	956,488	2,745
	Strayer Education, Inc.	41,495	7,464
*	WMS Industries, Inc.	212,000	4,433
	World Wrestling Entertainment, Inc., Class “A”	276,390	3,190

			92,149

	Health Care - 17.4%
*	Air Methods Corporation	373,964	6,324
*	American Medical Systems Holdings, Inc.	386,400	4,308
*	CardioNet, Inc.	280,561	7,873
*	Eurand NV †	391,292	4,359
*	Integra Lifesciences Holding Corporation	185,852	4,596
*	Iris International, Inc.	391,100	4,509
*	Kensey Nash Corporation	389,984	8,295
*	Medassets, Inc.	250,000	3,563
*	Nuvasive, Inc.	137,000	4,299
*	Orthovita, Inc.	1,503,861	4,030
*	Providence Service Corporation	443,479	3,051
*	Psychiatric Solutions, Inc.	401,305	6,313
*	Sangamo Biosciences, Inc.	702,274	2,971
*	SurModics, Inc.	139,048	2,538
*	Trinity Biotech plc - ADR	750,954	1,307

			68,336

	Financials - 7.4%
*	Affiliated Managers Group, Inc.	165,882	6,919
	Allied World Assurance Company Holdings, Ltd †	97,900	3,723
*	Banctec, Inc.**	603,327	3,017
*	FirstService Corporation †	494,171	4,102
	GFI Group, Inc.	1,348,240	4,328
*	Marlin Business Services Corporation	899,501	3,526
	National Financial Partners Corporation	1,118,430	3,579

			29,194

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Energy - 5.6%
*	Carrizo Oil & Gas, Inc.	320,800	$2,849
*	Comstock Resources, Inc.	117,460	3,500
*	Concho Resources, Inc.	280,713	7,183
*	Forest Oil Corporation	294,100	3,867
*	Petrohawk Energy Corporation	245,069	4,713

			22,112

	Consumer Staples - 3.8%
*	Bare Escentuals, Inc.	1,098,820	4,505
*	Overhill Farms, Inc.	1,215,052	4,641
*	Physicians Formula Holdings, Inc.	1,045,758	2,050
*	Smart Balance, Inc.	617,327	3,729

			14,925

	Industrials - 3.5%
*	ICF International, Inc.	139,498	3,204
*	InnerWorkings, Inc.	875,295	3,738
*	On Assignment, Inc	974,327	2,640
*	Transdigm Group, Inc	124,114	4,076

			13,658

	Material - 1.1%
*	Horsehead Holding Corp.	791,900	4,355

	Telecommunication Services - 1.1%
*	Cbeyond, Inc.	221,760	4,176

	Total Common Stock - 93.1% (cost $512,548)		366,318

	Exchange-Traded Fund
	iShares, Russell 2000® Growth	252,955	11,631

	Total Exchange-Traded Fund - 3.0% (cost $11,947)		11,631

	Investment in Warrants
*	Kowabunga! Inc., 2011, $2.50 **	1,424,000	—
*	Kowabunga! Inc., 2011, $3.05 **	448,409	—
*	Kowabunga! Inc., 2011, $4.00 **	224,205	—
*	Motorcar Parts of America, Inc., 2012, $15.00**	111,575	—
*	Zila, Inc., 2011, $2.21 **	2,407,202	—

	Total Investment in Warrants - 0.0% (cost $0)		—

Investment in Affiliate
William Blair Ready Reserves Fund	5,295,664	5,296

Total Investment in Affiliate - 1.3% (cost $5,296)		5,296

Short-Term Investments
American Express Credit Corp., Demand Note, VRN, 0.373%, due 4/1/09	$5,100	5,100

Total Short-Term Investments - 1.3% (cost $5,100)		5,100

Repurchase Agreement
Fixed Income Clearing Corporation, 0.17% dated 3/31/09, due 4/1/09, repurchase price $884, collateralized by FHLMC, 3.000%, due 4/30/10	$844	844

Total Repurchase Agreement - 0.2% (cost $844)		844

Total Investments - 98.9% (cost $535,735)		389,189
Cash and other assets, less liabilities - 1.1%		4,175

Net assets - 100.0%		$393,364

* = Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represents 0.77% of the Fund’s net assets at March 31, 2009. These securities were also deemed illiquid pursuant to Liquidity Procedures approved by Board of Trustees.

		Share Activity				Period Ended March 31, 2009
						(in thousands)
	Security Name	Balance 12/31/2008	Purchases	Sales	Balance 3/31/2009	Value	Dividends Included in Income
p	Amerigon	1,181,267	92,400	—	1,273,667	$4,713	$—
p	Duckwall-ALCO Stores, Inc.	359,361	45,244	—	404,605	3,637	—
p	Gaiam, Inc.	—	1,281,000	—	1,281,000	4,202	—
p	Granite City Food & Brewery, Ltd.	1,137,260	—	120,880	1,016,380	234	—
p	Kona Grill, Inc.	744,995	—	—	744,995	1,229	—
p	Marlin Business Services Corp.	860,992	40,333	1,824	899,501	3,256	—
p	Miva, Inc.	3,885,215	—	—	3,885,215	933	—
p	Motorcar Parts of America, Inc.	678,936	—	—	678,936	2,709	—
	Optimal Group, Inc.	1,615,192	—	1,615,192	—	—	—
p	Overhill Farms, Inc.	1,215,052	—	—	1,215,052	4,641	—
p	Physicians Formula Holdings, Inc.	862,320	278,889	95,451	1,045,758	2,050	—
p	Sonic Solutions	2,661,273	218,116	—	2,879,389	3,455	—
	Virtusa Corporation	1,307,147	—	544,700	762,447	4,727	—
p	Web.com Group, Inc.	2,004,499	—	80,920	1,923,579	6,386	—

						$42,172	$—

p	Affiliated company at March 31, 2009. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at March 31, 2009 was $37,445 (in thousands).

See accompanying Notes to Portfolios of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 19.6%
*	Activision Blizzard, Inc.	98,150	$1,027
*	Alliance Data Systems Corporation	24,750	915
*	Broadcom Corporation	30,500	609
*	Cognizant Technology Solutions Corporation	29,530	614
*	FLIR Systems, Inc.	40,660	833
*	Juniper Networks, Inc.	26,020	392
*	NetApp, Inc.	71,486	1,061
*	Nuance Communications, Inc.	79,650	865
*	Silicon Laboratories, Inc.	39,280	1,037
*	Trimble Navigation Limited	20,680	316
*	VistaPrint Limited†	7,820	215

			7,884

	Consumer Discretionary - 18.9%
*	Bed Bath & Beyond, Inc.	24,850	615
*	Chipotle Mexican Grill, Inc. Class “B”	20,700	1,186
	DeVry, Inc.	16,390	790
*	Dick’s Sporting Goods, Inc.	85,190	1,216
	Gentex Corporation	87,860	875
*	O’Reilly Automotive, Inc.	38,620	1,352
	Strayer Education, Inc.	4,400	791
*	WMS Industries, Inc.	35,880	750

			7,575

	Industrials - 18.1%
	C. H. Robinson Worldwide, Inc.	12,295	561
	Dun & Bradstreet Corporation	10,140	781
	Expeditors International of Washington, Inc.	26,320	745
	Fastenal Company	39,885	1,283
	J.B. Hunt Transport Services, Inc.	25,090	605
*	Iron Mountain Incorporated	27,787	616
	Precision Castparts Corp.	6,330	379
	Ritchie Bros. Auctioneers Incorporated †	22,760	423
	Rockwell Collins, Inc.	12,605	411
	Roper Industries, Inc.	20,290	861
*	Stericycle, Inc.	8,630	412
*	SunPower Corp., Class “B”	10,920	216

			7,293

	Health Care - 16.4%
	C.R. Bard, Inc.	7,365	587
*	IDEXX Laboratories, Inc.	39,160	1,354
*	Illumina, Inc.	24,290	905
*	Intuitive Surgical, Inc.	8,580	818
*	Myriad Genetics, Inc.	18,970	863
*	Qiagen N.V. †	31,930	510
*	ResMed, Inc.	19,625	694
*	St. Jude Medical, Inc.	23,680	860

			6,591

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Energy - 8.7%
*	Denbury Resources, Inc.	24,390	$362
*	Forest Oil Corporation	26,620	350
	Helmerich & Payne, Inc.	17,770	405
	Range Resources Corporation	9,340	384
	Smith International, Inc.	32,410	696
*	Southwestern Energy Company	25,370	753
*	Ultra Petroleum Corp. †	15,255	547

			3,497

	Financials - 6.3%
*	Affiliated Managers Group, Inc.	42,755	1,783
	Greenhill & Co., Inc.	10,280	759

			2,542

	Consumer Staples - 4.2%
	Alberto-Culver Company	16,990	384
*	Hansen Natural Corporation	36,240	1,305

			1,689

	Materials - 3.7%
	Airgas, Inc.	15,350	519
	Ecolab, Inc.	27,410	952

			1,471

	Total Common Stock - 95.9% (cost $43,501)		38,542

	Investment in Affiliate
	William Blair Ready Reserves Fund	$1,518,547	1,519

	Total Investment In Affiliate - 3.8% (cost $1,519)		1,519

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.170% dated 3/31/09, due 4/1/09, repurchase price $384, collateralized by FHLMC, 3.000%, due 4/30/10	$384	384

	Total Repurchase Agreement - 0.9% (cost $384)		384

	Total Investments - 100.7% (cost $45,404)		40,445
	Liabilities, plus cash and other assets - (0.6)%		(241)

	Net Assets - 100.0%		$40,204

* = Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials - 23.3%
*	Allegiant Travel Company	57,065	$2,594
	C. H. Robinson Worldwide, Inc.	26,120	1,191
*	Corrections Corporation of America	130,655	1,674
	Dun & Bradstreet Corporation	14,760	1,137
	Expeditors International of Washington, Inc.	25,890	733
	Fastenal Company	69,110	2,222
	Heidrick & Struggles International, Inc.	30,140	535
*	Huron Consulting Group, Inc.	27,650	1,173
	J. B. Hunt Transport Services, Inc.	32,355	780
*	InnerWorkings, Inc.	154,780	661
*	Iron Mountain Incorporated	69,361	1,538
*	Monster Worldwide, Inc.	108,000	880
	Ritchie Bros. Auctioneers Incorporated †	55,400	1,030
	Roper Industries, Inc.	19,225	816
*	Stericycle, Inc.	51,920	2,478

			19,442

	Information Technology - 20.7%
*	Citrix Systems, Inc.	50,660	1,147
*	Cognizant Technology Solutions Corporation	32,195	669
*	Constant Contact, Inc.	61,000	853
*	Cybersource Corporation	106,260	1,574
*	Euronet Worldwide, Inc.	119,433	1,560
*	j2 Global Communications, Inc.	52,775	1,155
*	NetApp, Inc.	79,720	1,183
*	Nuance Communications, Inc.	159,040	1,727
*	Silicon Laboratories, Inc.	56,910	1,502
*	Ultimate Software Group, Inc.	73,725	1,272
	United Online, Inc.	382,130	1,704
*	VistaPrint Limited†	108,005	2,969

			17,315

	Health Care - 18.6%
*	CardioNet, Inc.	38,900	1,092
	C.R. Bard, Inc.	11,870	946
*	HMS Holdings Corp.	20,100	661
*	Hologic, Inc.	93,810	1,228
*	IDEXX Laboratories, Inc.	43,055	1,489
*	Illumina, Inc.	34,080	1,269
*	Integra Lifesciences Holding Corporation	24,120	597
*	Intuitive Surgical, Inc.	15,925	1,519
*	NuVasive, Inc.	32,160	1,009
	Perrigo Company	23,490	583
	Pharmaceutical Product Development, Inc.	43,455	1,031
*	Phase Forward Incorporated	82,160	1,051
*	Qiagen N.V. †	69,525	1,110
*	ResMed, Inc.	36,960	1,306
*	SurModics, Inc.	38,195	697

			15,588

	Consumer Discretionary - 16.8%
*	Bed Bath & Beyond, Inc.	40,500	1,002
*	Career Education Corporation	56,400	1,351
*	Chipotle Mexican Grill, Inc. Class “B”	15,665	898
*	Coinstar, Inc.	41,863	1,371
	DeVry, Inc.	34,065	1,641
*	Dick’s Sporting Goods, Inc.	80,800	1,153
	Gentex Corporation	87,500	872
*	Jarden Corporation	77,600	983
*	K12, Inc.	71,150	989
*	O’Reilly Automotive, Inc.	41,950	1,469
	Strayer Education, Inc.	7,640	1,374
*	Under Armour, Inc.	55,160	906

			14,009

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Energy - 6.5%
*	Concho Resources, Inc.	57,840	$1,480
*	Continental Resources, Inc.	34,140	724
	Helmerich & Payne, Inc.	38,380	874
*	Petrohawk Energy Corporation	40,380	777
	Smith International, Inc.	38,340	824
*	Ultra Petroleum Corp. †	21,275	764

			5,443

	Consumer Staples - 4.6%
	Alberto-Culver Company	44,350	1,003
*	Green Mountain Coffee Roasters, Inc.	58,670	2,816

			3,819

	Financials - 3.7%
*	Affiliated Managers Group, Inc.	47,780	1,993
	Greenhill & Co., Inc.	15,140	1,118

			3,111

	Materials - 3.5%
	Airgas, Inc.	46,435	1,570
	Ecolab, Inc.	39,265	1,364

			2,934

	Total Common Stock - 97.7% (cost $93,762)		81,661

	Investment in Affiliate
	William Blair Ready Reserves Fund	22,689	23

	Total Investment In Affiliate - 0.0% (cost $23)		23

	Repurchase Agreement
	State Street Bank and Trust Company, 0.170% dated 3/31/09, due 4/1/09, repurchase price $ 2,058, collateralized by Treasury Bill, 0.020% due 5/21/09	$2,058	2,058

	Total Repurchase Agreement - 2.5% (cost $2,058)		2,058

	Total Investments - 100.2% (cost $95,843)		83,742
	Liabilities, plus cash and other assets - (0.2)%		(127)

	Net Assets - 100.0%		$83,615

* = Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere - 44.6%
	United States - 42.0%
*	Adobe Systems Incorporated (Software)	12,855	$275
*	Celgene Corporation (Biotechnology)	6,782	301
	Corning Incorporated (Communications equipment)	15,190	202
	Danaher Corporation (Machinery)	9,576	519
	Dun & Bradstreet Corporation (Professional services)	5,119	394
	EOG Resources, Inc. (Oil, gas & consumable fuels)	7,787	426
*	Express Scripts, Inc. (Health care providers & services)	7,660	354
	Exxon Mobil Corporation (Oil, gas, & consumable fuels)	7,317	498
	Fastenal Company (Trading companies & distributors)	6,974	224
*	FLIR Systems, Inc. (Electronic equipment & instruments)	17,089	350
	FPL Group, Inc. (Electric utilities)	6,379	324
*	Gilead Sciences, Inc. (Biotechnology)	8,839	409
*	Google, Inc. Class “A” (Internet software & services)	1,100	383
*	Hansen Natural Corporation (Beverages)	3,948	142
	J.B. Hunt Transport Services, Inc. (Road & rail)	13,584	327
*	Illumina, Inc. (Life science tools & services)	10,230	381
*	IntercontinentalExchange, Inc. (Diversified financial services)	3,406	254
	JPMorgan Chase & Co. (Diversified financial services)	14,673	390
*	Juniper Networks, Inc. (Communications equipment)	15,979	241
	L-3 Communications Holdings, Inc. (Aerospace & defense)	5,303	360
	Lockheed Martin Corporation (Aerospace & defense)	3,683	254
	Lowe’s Companies, Inc. (Specialty retail)	18,208	332
	Monsanto Company (Chemicals)	5,893	490
*	Myriad Genetics, Inc. (Biotechnology)	5,884	268
	Praxair, Inc. (Chemicals)	6,629	446
*	Priceline.com Incorporated (Internet & catalog retail)	2,322	183
	Qualcomm Incorporated (Communications equipment)	8,952	348
	Roper Industries, Inc. (Electrical equipment)	8,250	350
	Visa, Inc. Class “A” (IT services)	3,986	222
*	Vmware, Inc. (Software)	7,998	189
	Wal-Mart Stores, Inc. (Food & staples retailing)	8,363	436
	Yum! Brands, Inc. (Hotels, restaurants, & leisure)	8,578	236

			10,508

	Canada - 2.6%
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	22,990	317
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	3,988	322

			639

	Europe - 15.2%
	Denmark - 3.6%
	Novo Nordisk A/S (Pharmaceuticals)	9,459	454
	Novozymes A/S (Chemicals)	3,108	225
*	Vestas Wind Systems A/S (Electrical equipment)	4,925	216

			895

	France - 4.8%
	Alstom S.A. (Electrical equipment)	6,485	336
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	10,564	398
	Iliad S.A. (Diversified telecommunication services)	4,981	465

			1,199

	Ireland - 0.5%
*	ICON plc - ADR (Life sciences tools & services)	7,944	128

	Luxembourg - 0.8%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	5,641	209

	Spain - 2.2%
	Telefonica, S.A. (Diversified telecommunication services)	27,738	553

	Sweden - 1.2%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	7,900	296

	Switzerland - 2.1%
	Credit Suisse Group AG (Capital markets)	11,031	336
*	Partners Group Global Opportunities, Ltd. (Capital markets)	2,984	179

			515

	United Kingdom - 17.7%
	Amlin plc (Insurance)	68,670	338
*	Autonomy Corporation plc (Software)	28,453	531
	BAE Systems plc (Aerospace & defense)	94,289	452
	BG Group plc (Oil, gas & consumable fuels)	37,806	570
	BlueBay Asset Management plc (Capital markets)	69,358	124
	British Sky Broadcasting Group plc (Media)	53,023	329
	Capita Group plc (Professional services)	65,342	636
	Reckitt Benckiser plc (Household products)	6,229	234
	Standard Chartered plc (Commercial banks)	23,342	290
	Tullow Oil plc (Oil, gas & consumable fuels)	28,398	327
	VT Group plc (Aerospace & defense)	44,925	304
	Wellstream Holdings plc (Energy equipment & services)	49,019	303

			4,438

	Issuer	Shares or Principal Amount	Value
	Japan - 1.2%
	Terumo Corporation (Health care equipment & supplies)	7,800	$290

	Asia - 5.2%
	Australia - 2.9%
	BHP Billiton Limited - ADR (Metals & mining)	32,482	718

	Hong Kong - 1.0%
	Noble Group Limited (Trading companies & distributors)	334,000	262

	Singapore - 1.3%
	Wilmar International, Ltd. (Food products)	159,700	334

	Emerging Latin America - 2.5%
	Brazil - 2.5%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	2,300	11
	Natura Cosmeticos S.A. (Personal products)	21,800	213
	Redecard S.A. (IT services)	19,700	238
	SLC Agricola S.A. (Food products)	31,200	168

			630

	Emerging Asia - 4.8%
	China - 3.7%
	China Life Insurance Co., Ltd. (Insurance)	91,000	299
	China Vanke Co., Ltd. (Real estate management & development)	319,800	335
*	New Oriental Education & Technology Group, Inc. - ADR (Diversified consumer services)	5,750	289

			923

	India - 1.1%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	9,331	278

	Emerging Europe, Mid-East, Africa - 3.0%
	Israel - 1.4%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	8,086	364

South Africa - 1.6%
Naspers, Ltd. (Media)	23,400	396

Total Common Stock - 94.2% (cost $27,489)		23,575

Preferred Stocks
Brazil - 3.8%
Itau Unibanco Holdings S.A. - GDR (Commercial banks )	38,155	422
Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	44,195	544

Total Preferred Stocks - 3.8% (cost $816)		966

Investment in Affiliate
William Blair Ready Reserves Fund	28,790	29

Total Investment in Affiliate - 0.1% (cost $29)		29

Short-Term Investments
American Express Credit Corp. Demand Note,	$35	35

VRN 0.373% due 4/1/09
Total Short-term Investments - 0.1% (cost $35)		35

Repurchase Agreement	$391	391

Fixed Income Clearing Corporation, 0.170% dated 3/31/09, due 4/1/09, repurchase price $391, collateralized by FHLMC, 3.000% due 4/30/10
Total Repurchase Agreement - 1.6% (cost $391)		391

Total Investments - 99.8% (cost $28,760)		24,996
Cash, less liabilities and other assets - 0.2%		44

Net assets - 100.0%		$25,040

* = Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Global Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

At March 31, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	20.0%
Financials	13.4%
Information Technology	12.1%
Health Care	12.0%
Energy	10.9%
Materials	9.0%
Consumer Discretionary	8.5%
Consumer Staples	6.2%
Telecommunication Services	5.0%
Utilities	2.9%

Total	100.0%

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	49.5%
British Pound Sterling	18.1%
Euro	7.1%
Brazilian Real	6.5%
Danish Krone	3.7%
Australian Dollar	2.9%
Hong Kong Dollar	2.6%
Singapore Dollar	2.4%
Swiss Franc	2.1%
South African Rand	1.6%
Swedish Krona	1.2%
Japanese Yen	1.2%
Indian Rupee	1.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 25.8%
	Denmark - 2.8%
	Novo-Nordisk A/S (Pharmaceuticals)	711,150	$34,097
	Novozymes A/S (Chemicals)	275,191	19,908
*	Vestas Wind Systems A/S (Electrical equipment)	549,600	24,144

			78,149

	France - 6.6%
	Alstom S.A. (Electrical equipment)	881,733	45,723
	April Group S.A. (Insurance)	378,846	10,335
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	697,636	26,277
	Iliad S.A. (Diversified telecommunication services)	310,281	28,925
*	Orpea (Health care providers & services)	317,584	12,558
	Schneider Electric S.A. (Electrical equipment)	431,130	28,673
	Vinci S.A. (Construction & engineering)	820,292	30,453

			182,944

	Germany - 0.9%
	Beiersdorf AG (Personal products)	516,319	23,125
	CTS Eventim AG (Media)	73,050	2,120

			25,245

	Ireland - 1.0%
	CRH plc (Construction materials)	962,237	20,941
*	ICON plc - ADR (Life sciences tools & services)	314,605	5,081

			26,022

	Italy - 1.0%
*	Ansaldo STS SpA (Transportation infrastructure)	585,640	9,299
	Saipem SpA (Energy equipment & services)	1,002,848	17,844

			27,143

	Luxembourg - 0.9%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	677,984	25,113

	Netherlands - 0.5%
*	Qiagen N.V. (Life sciences tools & services)	689,208	10,977
*	Smartrac N.V. (Electronic equipment & instruments)	294,633	3,672

			14,649

	Norway - 0.1%
*	Opera Software ASA (Internet software & services)	776,857	2,651

	Spain - 4.0%
*	Iberdrola Renovables S.A. (Independent power producers & energy traders)	8,453,028	35,010
	Industria De Diseno Textile Inditex S.A. (Specialty retail)	721,196	28,104
	Telefonica S.A. (Diversified telecommunication services)	2,377,676	47,414

			110,528

	Sweden - 1.0%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	727,575	27,277

	Switzerland - 7.0%
*	Actelion, Ltd. (Biotechnology)	183,676	8,382
	Credit Suisse Group AG (Capital markets)	1,760,869	53,615
	Kuehne & Nagel International AG (Marine)	191,324	11,164
*	Nestle S.A. (Food products)	629,616	21,271
*	Partners Group Global Opportunities, Ltd. (Capital markets)	218,250	13,105
	Roche Holdings, Ltd. AG (Pharmaceuticals)	306,800	42,108
	SGS S.A. (Professional services)	21,725	22,799
	Syngenta AG (Chemicals)	100,122	20,126

			192,570

	Issuer	Shares	Value
	United Kingdom - 22.7%
	Aberdeen Asset Management plc (Capital markets)	3,591,917	$6,564
	Admiral Group plc (Insurance)	703,236	8,603
	AMEC plc (Energy equipment & services)	3,499,334	26,723
	Amlin plc (Insurance)	5,265,217	25,950
	Ashmore Group plc (Capital markets)	2,359,600	5,156
*	ASOS plc (Internet & catalog retail)	790,354	3,409
*	Autonomy Corporation plc (Software)	1,857,279	34,675
	BAE Systems plc (Aerospace & defense)	4,422,015	21,209
	BG Group plc (Oil, gas & consumable fuels)	4,420,327	66,678
*	Blinkx plc (Internet software & services)	8,158,800	1,929
	BlueBay Asset Management plc (Capital markets)	2,927,482	5,221
	British Sky Broadcasting Group plc (Media)	7,075,818	43,918
*	Cairn Energy plc (Oil, gas & consumable fuels)	148,723	4,672
	Capita Group plc (Professional services)	4,691,305	45,627
	Chemring Group plc (Aerospace & defense)	386,930	10,520
	G4S plc (Commercial services & supplies)	4,008,097	11,137
	HSBC Holdings plc (Commercial banks)	2,522,800	13,922
	Mothercare plc (Multiline retail)	533,157	2,961
	NEXT plc (Multiline retail)	1,220,486	23,160
	Petrofac Limited (Energy equipment & services)	1,440,531	11,074
	Reckitt Benckiser plc (Household products)	1,424,746	53,456
*	Rolls-Royce Group plc (Aerospace & defense)	6,605,617	27,825
	Rotork plc (Electronic equipment & instruments)	1,403,892	17,144
	Serco Group plc (Commercial services & supplies)	2,510,630	13,156
	Standard Chartered plc (Commercial banks)	3,894,931	48,365
	Tullow Oil plc (Oil, gas & consumable fuels)	2,509,685	28,855
	Ultra Electronic Holdings plc (Aerospace & defense)	606,379	9,471
	Vodafone Group plc (Wireless telecommunication services)	15,202,732	26,505
	VT Group plc (Aerospace & defense)	2,115,096	14,330
	Wellstream Holdings plc (Energy equipment & services)	2,281,101	14,111

			626,326

	Emerging Asia - 16.7%
	China - 10.9%
*	Baidu, Inc. - ADR (Internet software & services)	131,868	23,288
	China High Speed Transmission (Electrical equipment)	10,559,000	15,091
	China Life Insurance Co., Ltd. (Insurance)	13,955,000	45,898
	China Merchants Bank Co., Ltd. (Commercial banks)	9,114,500	15,881
	China Oilfield Services Limited (Energy equipment & services)	20,702,000	16,407
	China Overseas Land & Investment, Ltd. (Real estate management & development)	15,332,320	24,030
	China Yurun Food Group Limited (Food products)	7,838,570	10,013
	CNOOC Limited (Oil, gas & consumable fuels)	50,322,000	50,567
	Hengan International Group Co., Ltd. (Personal products)	3,806,000	15,310
	Industrial and Commercial Bank of China (Commercial banks)	26,609,000	13,829
	Li Ning Co., Ltd. (Leisure equipment & products)	11,325,000	18,732
*	New Oriental Education & Technology Group, Inc. - ADR (Diversified consumer services)	195,303	9,814
	Tencent Holdings, Ltd. (Internet software & services)	3,622,800	26,807
	Want Want China Holdings Limited (Food products)	32,323,000	15,000

			300,667

	India - 3.4%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	1,181,112	35,239
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	1,789,446	22,146
	Educomp Solutions Limited (Diversified consumer services)	166,329	6,862
	Hero Honda Motors Limited (Automobiles)	450,792	9,553
	Housing Development Finance Corp. (Thrifts & mortgage finance)	725,344	20,241

			94,041

	Indonesia - 0.5%
	PT Bank Rakyat Indonesia (Commercial banks)	38,319,000	13,967

	South Korea - 0.9%
	LG Household & Health Care, Ltd. (Household products)	110,139	12,057
	MegaStudy Co., Ltd. (Diversified consumer services)	79,872	11,621

			23,678

	Taiwan - 1.0%
	High Tech Computer Corp. (Computers & peripherals)	1,363,000	16,783
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	1,017,000	9,574

			26,357

International Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Asia - 10.8%
	Australia - 7.1%
	BHP Billiton Limited - ADR (Metals & mining)	3,609,820	$79,781
	Cochlear Limited (Health care equipment & supplies)	228,330	7,962
	QBE Insurance Group Limited (Insurance)	2,117,856	28,411
	Woolworths Limited (Food & staples retailing)	3,565,581	61,886
	WorleyParsons Limited (Energy equipment & services)	1,503,537	18,948

			196,988

	Hong Kong - 1.4%
	Li & Fung, Ltd. (Distributors)	6,916,000	16,213
	Noble Group Limited (Trading companies & distributors)	30,243,240	23,673

			39,886

	New Zealand - 0.2%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	3,160,540	5,694

	Singapore - 2.1%
	Capitaland, Ltd. (Real estate management & development)	6,288,000	9,642
	Olam International, Ltd. (Food & staples retailing)	18,549,400	17,868
	Wilmar International, Ltd. (Food products)	14,217,000	29,748

			57,258

	Japan - 6.6%
	Aeon Delight Co., Ltd. (Commercial services & supplies)	212,900	2,671
	Fast Retailing Co., Ltd. (Specialty retail)	277,200	31,739
	Honda Motor Company, Ltd. (Automobiles)	2,323,100	55,303
	Jupiter Telecommunications Co., Ltd. (Media)	31,142	20,804
	Nitori Company, Ltd. (Specialty retail)	195,570	10,946
	Point, Inc. (Specialty retail)	170,390	7,740
	Seven Bank, Ltd. (Commercial banks)	4,099	10,921
	Shionogi & Co., Ltd. (Pharmaceuticals)	1,273,000	21,942
	So-net M3, Inc. (Health care technology)	903	2,434
	Terumo Corporation (Health care equipment & supplies)	480,400	17,845

			182,345

	Emerging Latin America - 4.4%
	Brazil - 3.5%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	537,600	2,665
	BM&F Bovespa S.A. (Diversified financial services)	2,478,400	7,511
*	BR Malls Participacoes S.A. (Real estate management & development)	2,125,200	13,192
*	GP Investments, Ltd. (Capital markets)	2,289,700	5,725
*	GVT Holding S.A. (Diversified telecommunication services)	1,291,500	14,737
*	Lupatech S.A. (Machinery)	568,400	6,028
	Natura Cosmeticos S.A. (Personal products)	1,377,600	13,451
	Redecard S.A. (IT services)	2,373,700	28,702
	SLC Agricola S.A. (Food products)	797,600	4,298

			96,309

	Mexico - 0.3%
	Banco Compartamos S.A. de C.V. (Consumer finance)	2,474,900	4,630
*	Megacable Holdings S.A.B. de C.V. (Media)	4,944,400	4,999

			9,629

	Panama - 0.2%
	Copa Holdings, S.A. (Airlines)†	178,644	5,122

	Peru - 0.4%
	Credicorp, Ltd. (Commercial banks)†	249,806	11,701

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 4.1%
	Israel - 1.3%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	825,259	37,178

	South Africa - 2.8%
*	Aspen Pharmacare Holdings Limited (Pharmaceuticals)	1,239,928	5,975
	MTN Group, Ltd. (Wireless telecommunication services)	2,582,047	28,649
	Naspers Limited (Media)	1,541,100	26,076
	Shoprite Holdings Limited (Food & staples retailing)	1,622,978	8,666
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	847,035	7,608

			76,974

	Canada - 4.1%
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	1,952,683	26,908
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	415,496	33,576
	Shoppers Drug Mart Corporation (Food & staples retailing)	1,074,700	36,942
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	624,496	16,053

			113,479

	Total Common Stock - 95.2%
	(cost $2,938,083)		2,629,890

	Preferred Stock
	Brazil - 2.6%
	Banco Sofisa S.A. (Commercial banks)	889,595	1,453
	Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	5,811,551	71,525

	Total Preferred Stock - 2.6%
	(cost $70,901)		72,978

	Investment in Rights
*	CRH plc (Building materials)	274,924	5,979

	Total Investment in Rights - 0.2%
	(cost $3,028)		5,979

	Investment in Affiliate
	William Blair Ready Reserves Fund	8,373,915	8,374

	Total Investment in Affiliate - 0.3%
	(cost $8,374)		8,374

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 0.373% due 4/1/09	$41,233	41,233

	Total Short-term Investments - 1.5%
	(cost $41,233)		41,233

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.170% dated 3/31/09, due 4/1/09, repurchase price $6,214, collateralized by FHLMC, 3.000% due 4/30/10	$6,214	6,214

	Total Repurchase Agreement - 0.2%
	(cost $6,214)		6,214

	Total Investments - 100.0%
	(cost $3,067,833)		2,764,668
	Liabilities, less cash and other assets - (0.0)%		(1,485)

	Net assets - 100.0%		$2,763,183

* = Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

International Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

At March 31, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	16.4%
Industrials	15.5%
Consumer Staples	11.9%
Health Care	7.8%
Consumer Discretionary	14.0%
Energy	12.1%
Telecommunication Services	7.2%
Utilities	2.3%
Information Technology	6.1%
Materials	6.7%

Total	100.0%

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.6%
Euro	14.3%
Hong Kong Dollar	11.0%
Australian Dollar	7.3%
Swiss Franc	7.1%
Japanese Yen	6.7%
United States Dollar	6.6%
Brazilian Real	6.2%
Indian Rupee	3.5%
Singapore Dollar	3.0%
Danish Krone	2.9%
South African Rand	2.8%
Canadian Dollar	2.0%
Swedish Krona	1.0%
New Taiwan Dollar	1.0%
All Other Currencies	2.0%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 35.3%
	Denmark - 3.0%
	Novo-Nordisk A/S (Pharmaceuticals)	113,739	$5,453
*	Vestas Wind Systems A/S (Electrical equipment)	9,854	433

			5,886
	Spain - 5.6%
*	Iberdrola Renovables S.A. (Independent power producers & energy traders)	652,392	2,702
	Industria De Diseno Textile Inditex S.A. (Specialty retail)	79,035	3,080
	Telefonica, S.A. (Diversified telecommunication services)	259,221	5,169
			10,951
	France - 5.4%
	Alstom S.A. (Electrical equipment)	58,925	3,056
	Iliad S.A. (Diversified telecommunication services)	24,903	2,322
*	Schneider Electric S.A. (Electrical equipment)	37,047	2,464
	Vinci S.A. (Construction & engineering)	75,081	2,787
			10,629
	Germany - 2.4%
	Beiersdorf AG (Personal products)	43,390	1,943
	E. ON AG (Electric utilities)	99,070	2,748
			4,691
	Ireland - 2.3%
*	CRH plc (Materials)	80,577	1,754
*	Ryanair Holdings plc - ADR (Airlines)	118,208	2,732
			4,486
	Italy - 1.3%
	Saipem SpA (Energy equipment & services)	138,143	2,458
	Netherlands - 1.1%
*	Qiagen N.V. (Life sciences tools & services)	132,634	2,112
	Sweden - 0.9%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	47,300	1,773

	Issuer	Shares	Value
	Common Stocks - Europe - (continued)
	Switzerland - 13.3%
*	ABB, Ltd. (Electrical equipment)	248,930	$3,472
*	Actelion, Ltd. (Biotechnology)	46,208	2,109
	Credit Suisse Group AG (Capital markets)	138,044	4,203
	Nestle S.A. (Food products)	148,466	5,016
	Roche Holdings, Ltd. AG (Pharmaceuticals)	41,164	5,650
	SGS S.A. (Professional services)	2,529	2,654
	Synthes, Inc. (Health care equipment & supplies)	25,127	2,799
			25,903
	United Kingdom - 23.0%
	AMEC plc (Energy equipment & services)	162,266	1,239
	Amlin plc (Insurance)	239,991	1,183
*	Autonomy Corporation plc (Software)	183,357	3,423
	BAE Systems plc (Aerospace & defense)	973,629	4,670
	BG Group plc (Oil, gas & consumable fuels)	382,204	5,765
	British Sky Broadcasting Group plc (Media)	494,473	3,069
	Capita Group plc (Professional services)	483,396	4,701
	Petrofac Limited (Energy equipment & services)	145,228	1,116
	Reckitt Benckiser plc (Household products)	141,339	5,303
*	Rolls-Royce Group plc (Aerospace & defense)	960,640	4,047
	Rotork plc (Electronic equipment & instruments)	77,905	951
	Standard Chartered plc (Commercial banks)	308,706	3,833
	Tullow Oil plc (Oil, gas & consumable fuels)	279,493	3,213
	Vodafone Group plc (Wireless telecommunication services)	1,390,670	2,425
			44,938
	Japan - 6.2%
	Fast Retailing Co., Ltd. (Specialty retail)	17,000	1,946
	Jupiter Telecommunications Co., Ltd. (Media)	4,393	2,935
	Nintendo Co., Ltd. (Software)	17,800	5,207
	Terumo Corporation (Health care equipment & supplies)	56,000	2,080
			12,168

International Equity Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)
	Canada - 5.5%
	Agnico-Eagle Mines Limited (Metals & mining)†	27,246	$1,551
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	65,360	901
	Canadian National Railway Company (Road & rail)†	85,462	3,030
	Shoppers Drug Mart Corporation (Food & staples retailing)	111,832	3,844
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	53,906	1,386
			10,712
	Emerging Asia - 9.0%
	China - 4.1%
	China Life Insurance Co., Ltd. (Insurance)	926,000	3,046
	China Merchants Bank Co., Ltd (Commercial banks)	961,000	1,674
	China Oilfield Services Limited (Energy equipment & services)	1,630,000	1,292
	CNOOC Limited (Oil, gas & consumable fuels)	2,017,000	2,027
			8,039
	India - 4.3%
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	195,968	2,425
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	353,304	1,289
	Infosys Technologies Limited (IT services)	108,641	2,848
	Vedanta Resources plc (Metals & mining)	197,682	1,917
			8,479
	Indonesia - 0.6%
	PT Bank Rakyat Indonesia (Commercial banks)	3,156,000	1,150
	Emerging Europe, Mid-East, Africa - 5.7%
	Israel - 3.2%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	135,706	6,114
	South Africa - 2.3%
	MTN Group, Ltd. (Wireless telecommunication services)	256,430	2,845
	Naspers, Ltd. (Media)	104,900	1,775
			4,620
	United Arab Emirates - 0.2%
	Aldar Properties PJSC (Real estate management & development)	472,800	338

Issuer	Shares or Principal Amount	Value

Common Stocks-(continued)
Asia - 6.8%
Australia - 4.6%
QBE Insurance Group Limited (Insurance)	292,317	$3,921
Woolworths Limited (Food & staples retailing)	236,984	4,113
WorleyParsons, Ltd. (Energy equipment & services)	66,984	844

		8,878
Hong Kong - 1.2%
Li & Fung, Ltd. (Distributors)	556,000	1,303
Noble Group Limited (Trading companies & distributors)	1,368,000	1,071
		2,374
Taiwan - 1.0%
Mediatek, Inc. (Semiconductors & semiconductor equipment)	204,000	1,920
Emerging Latin America - 1.8%
Brazil - 1.8%
BM&F BOVESPA S.A. (Diversified financial services)	333,871	1,012
Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	41,172	1,255
Redecard S.A. (IT services)	55,300	669
Weg S.A. (Machinery)	124,800	628
		3,564
Total Common Stock - 93.3% (cost $221,144)		182,183
Preferred Stocks
Brazil - 2.0%
Itau Unibanco Multiple Bank S.A. - GDR (Commercial banks )	165,202	1,797
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	169,023	2,080
Total Preferred Stocks - 2.0% (cost $3,617)		3,877
Investment in Rights
CRH plc (Construction materials)	24,363	530
Total Investment in Rights - 0.3% (cost $268)		530
Investment in Affiliate
William Blair Ready Reserves Fund	4,952	5
Total Investment in Affiliate - 0.0% (cost $5)		5
Short-Term Investments
American Express Credit Corp. Demand Note, VRN 0.373% due 4/1/09	$4,000	4,000
Total Short-term Investments - 2.1% (cost $4,000)		4,000
Repurchase Agreement
State Street Bank and Trust Company, 0.170% dated 3/31/09, due 4/1/09, repurchase price $831, collateralized by Cash Management Bill, 0.150%, due 6/24/09	$831	831
Total Repurchase Agreement - 0.4% (cost $831)		831

Total Investments - 98.1% (cost $229,865)	191,426
Cash and other assets, less liabilities - 1.9%	3,776

Net assets - 100.0%	$195,202

*	Non-income producing securities

† = U.S. Listed Foreign Common Stock

GDR = Global Depository Receipt

ADR = American Depository Receipt

VRN = Variable Rate Note

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	25.1%
Euro	17.7%
Swiss Franc	13.9%
U.S. Dollar	9.3%
Japanese Yen	6.5%
Hong Kong Dollar	5.0%
Australian Dollar	4.7%
Indian Rupee	3.5%
Danish Krone	3.2%
Canadian Dollar	2.8%
South African Rand	2.5%
Brazilian Real	2.4%
New Taiwan Dollar	1.0%
Indonesian Rupiah	1.0%
All Other Currencies	1.4%

Total	100.0%

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At March 31, 2009, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	19.2%
Health Care	14.1%
Financials	12.4%
Energy	12.1%
Consumer Staples	10.8%
Consumer Discretionary	9.2%
Telecommunication Services	8.1%
Information Technology	8.1%
Materials	3.1%
Utilities	2.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 34.1%
	Austria - 0.6%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	51,251	$1,476
	Denmark - 1.5%
	Novozymes A/S (Chemicals)	51,780	3,746
	France - 9.8%
	April Group S.A. (Insurance)	85,249	2,326
	EDF Energies Nouvelles S.A. (Independent power providers & energy trader)	112,811	4,249
*	Gemalto NV (Computers & peripherals)	112,602	3,214
	Iliad S.A. (Diversified telecommunication services)	69,616	6,490
*	Orpea (Heath care providers & services)	152,505	6,030
*	UbiSoft Entertainment S.A. (Software)	155,905	2,846

			25,155
	Germany - 4.1%
	CTS Eventim AG (Media)	83,017	2,410
	Solarworld AG (Electrical equipment)	146,388	2,985
*	Wire Card AG (IT services)	782,708	5,179
			10,574
	Greece - 1.3%
	Jumbo S.A. (Leisure equipment & products)	456,620	3,458
	Ireland - 1.3%
*	ICON plc - ADR (Life science tools & services)	179,655	2,901
*	Norkom Group plc (Software)	638,104	516
			3,417
	Italy - 2.1%
*	Ansaldo STS SpA (Transportation infrastructure)	172,781	2,743
	Diasorin SpA (Health care equipment & supplies)	59,639	1,334
	Trevi Finanziaria SpA (Construction & engineering)	220,140	1,461
			5,538
	Luxembourg - 2.7%
	Millicom International Cellular S.A.(Wireless telecommunication services)†	189,081	7,004
	Netherlands - 2.5%
*	Qiagen N.V. (Life sciences tools & services)	325,941	5,191
*	Smartrac N.V. (Electronic equipment & instruments)	92,544	1,153
			6,344
	Norway - 0.5%
*	Opera Software ASA (Internet software & services)	380,405	1,298
	Portugal - 2.0%
*	Jeronimo Martins (Food & staples retailing)	1,047,002	5,155
	Spain - 2.1%
	Grifols S.A. (Biotechnology)	170,129	2,450
	Tecnicas Reunidas S.A. (Energy equipment & services)	96,634	3,073
			5,523
	Switzerland - 3.6%
	Acino Holding AG (Pharmaceuticals)	3,666	493
*	Partners Group Global Opportunities, Ltd. (Capital markets)	98,862	5,936
*	Temenos Group AG (Software)	254,115	2,741
			9,170
	United Kingdom - 23.4%
	Aberdeen Asset Management plc (Capital markets)	677,543	1,238
	Admiral Group plc (Insurance)	221,643	2,711
	Amlin plc (Insurance)	1,390,098	6,851
*	ASOS plc (Internet & catalog retail)	735,586	1,607
	Ashmore Group plc (Capital markets)	172,820	745
*	Autonomy Corporation plc (Software)	444,141	8,292
*	Blinkx plc (Internet software & services)	4,235,401	1,002
*	Ceres Power Holdings plc (Electrical equipment)	713,927	1,104
	Chemring Group plc (Aerospace & defense)	125,229	3,405
*	Climate Exchange plc (Diversified financial services)	98,451	1,156
	Connaught plc (Commercial services & supplies)	251,538	1,091
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	452,139	1,456
	G4S plc (Commercial services & supplies)	952,976	2,648
	Mothercare plc (Multiline retail)	239,254	1,329
	Next plc (Multiline retail)	248,216	4,710
	Petrofac, Ltd.(Energy equipment & services)	578,742	4,449
	Rotork plc (Electronic equipment & instruments)	138,325	1,689
	Serco Group plc (Commercial services & supplies)	885,440	4,640
	Spice plc (Commercial services & supplies)	969,979	765
	Ultra Electronic Holdings plc (Aerospace & defense)	259,104	4,047
	VT Group plc (Aerospace & defense)	333,231	2,258
	Wellstream Holdings plc (Energy equipment & services)	483,547	2,991
			60,184
	Japan - 11.6%
	Aeon Delight Co., Ltd. (Commercial services & supplies)	78,100	980
	Aeon Mall Co., Ltd. (Real estate management & development)	229,800	2,956
	Capcom Co., Ltd. (Software)	156,000	2,810
	EPS Co., Ltd. (Life sciences tools & services)	328	1,250
	FamilyMart Co., Ltd. (Food & staples retailing)	159,100	4,845
	Nitori Company, Ltd. (Specialty retail)	94,600	5,295
	Point, Inc. (Specialty retail)	66,600	3,025
	Seven Bank, Ltd. (Commercial banks)	2,744	7,311
	So-net M3, Inc. (Health care technology)	527	1,421
			29,893

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Asia - 9.3%
	Australia - 5.6%
	Cochlear Limited (Health care equipment & supplies)	107,039	$3,733
	JB Hi-Fi Limited (Specialty retail)	386,845	3,106
	Macquarie Bank Limited (Capital markets)	320,901	6,043
	WorleyParsons Limited (Energy equipment & services)	129,479	1,632

			14,514

	Hong Kong - 0.8%
	Noble Group Limited (Trading companies & distributors)	2,646,000	2,071

	New Zealand - 0.6%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	792,941	1,429

	Singapore - 2.3%
	Olam International, Ltd. (Food & staples retailing)	3,696,700	3,561
	Raffles Education Corp., Ltd. (Diversified consumer services)	9,857,000	2,440

			6,001

	Emerging Asia - 6.4%
	China - 3.5%
*	Baidu.com, Inc. - ADR (Internet software & services)	14,746	2,604
	China High Speed Transmission (Electrical equipment)	1,982,000	2,833
	Golden Eagle Retail Group, Ltd. (Multiline retail)	1,886,000	1,240
	Li Ning Co., Ltd. (Leisure equipment & products)	512,873	848
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	852,800	1,518

			9,043

	India - 2.4%
	Educomp Solutions Limited (Diversified consumer services)	37,491	1,547
*	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	488,297	1,518
	Lupin Limited (Pharmaceuticals)	123,886	1,673
	Vedanta Resources plc (Metals & mining)	142,881	1,385

			6,123

	South Korea - 0.5%
	Taewoong Co., Ltd. (Machinery)	21,165	1,307

	Emerging Latin America - 5.3%
	Brazil - 3.2%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	216,003	1,071
*	GVT Holding S.A. (Diversified telecommunication services)	261,244	2,981
*	Lupatech S.A. (Machinery)	148,405	1,574
	Rodobens Negocioa Imobiliarios S.A. (Household durables)	149,400	631
	SLC Agricola S.A. (Food products)	357,300	1,925

			8,182

	Columbia - 1.7%
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	1,102,142	4,275

	Panama - 0.5%
	Copa Holdings S.A., Class “A” (Airlines)†	42,727	1,225

	Canada - 4.4%
	Alimentation Couche-Tard, Inc. (Food & staples retailing)	162,170	1,700
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	266,193	6,843
*	TriStar Oil & Gas, Ltd. (Oil, gas & consumable fuels)	362,768	2,656

			11,199

	Emerging Europe, Mid-East, Africa - 3.3%
	Egypt - 0.3%
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	28,373	869

	South Africa - 2.4%
*	Aspen Pharmacare Holdings, Limited (Pharmaceuticals)	316,658	1,526
	Shoprite Holdings, Limited (Food & staples retailing)	648,132	3,461
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	126,092	1,133

			6,120

	Turkey - 0.6%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	67,275	1,427

	Total Common Stock - 97.8% (cost $321,125)		251,720

	Subscription Receipts
	Canada - 0.4%
*	TriStar Oil & Gas, Ltd. (Oil, gas & consumable fuels)	146,300	1,044
	Total Subscription Receipts - 0.4% (cost $908)		1,044

	Investment in Affiliate
	William Blair Ready Reserves Fund	788,674	789

	Total Investment in Affiliate - 0.3% (cost $789)		789

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 0.373%, due 4/1/09	$3,500	3,500

	Total Short-term Investments - 1.4% (cost $3,500)		3,500

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.170% dated 3/31/09, due 4/1/09, repurchase price $537, collateralized by FHLMC, 3.000%, due 4/30/10	$537	537

	Total Repurchase Agreement - 0.2% (cost $537)		537

	Total Investments - 100.1% (cost $326,859)		257,590
	Liabilities, plus cash and other assets - (0.1)%		(183)

	Net assets - 100.0%		$257,407

* = Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

At March 31, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	15.9%
Financials	15.4%
Industrials	15.1%
Information Technology	13.2%
Health Care	12.9%
Consumer Staples	8.7%
Energy	8.6%
Telecommunication Services	6.5%
Materials	2.0%
Utilities	1.7%

Total	100.0%

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	25.2%
British Pound Sterling	24.4%
Japanese Yen	11.8%
Canadian Dollar	6.5%
Australian Dollar	5.7%
U.S. Dollar	5.4%
Swiss Franc	4.0%
Brazilian Real	3.2%
Singapore Dollar	3.2%
Hong Kong Dollar	2.5%
South African Rand	2.4%
Indian Rupee	1.9%
Danish Krone	1.5%
All other currencies	2.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Emerging Asia - 49.9%
	China - 23.2%
*	Baidu.com, Inc. - ADR (Internet software & services)	27,269	$4,816
	Belle International Holdings Limited (Specialty retail)	4,402,200	2,247
	China High Speed Transmission (Electrical equipment)	3,647,000	5,212
	China Life Insurance Co., Ltd. (Insurance)	3,580,000	11,775
	China Merchants Bank Co., Ltd. (Commercial banks)	3,468,500	6,043
	China Mobile, Ltd. (Wireless telecommunication services)	1,062,300	9,254
	China Overseas Land & Investment, Ltd. (Real estate management & development)	3,390,000	5,313
	China Vanke Co., Ltd. (Real estate management & development)	7,349,612	7,686
	China Yurun Food Group Limited (Food products)	1,603,419	2,048
	CNOOC Limited (Oil, gas & consumable fuels)	17,769,000	17,855
	Golden Eagle Retail Group, Ltd. (Multiline retail)	2,528,000	1,663
	Hengan International Group Co., Ltd. (Personal products)	1,434,000	5,768
	Industrial and Commercial Bank of China (Commercial banks)	17,582,000	9,146
	Li Ning Co., Ltd. (Leisure equipment & products)	792,500	1,311
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	1,304,700	2,322
	Tencent Holdings, Ltd. (Internet software & services)	947,600	7,012
	Want Want China Holdings Limited (Food products)	15,721,000	7,295

			106,766

	India - 15.4%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	246,607	7,358
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	608,754	7,534
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	3,739,586	13,640
	Educomp Solutions Limited (Diversified consumer services)	58,434	2,411
*	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	758,996	2,360
	HDFC Bank, Ltd. (Commercial banks)	140,400	2,701
	Hero Honda Motors Limited (Automobiles)	237,125	5,025
	Hindustan Unilever, Ltd. (Household products)	2,034,537	9,519
	Housing Development Finance Corp. (Thrifts & mortgage finance)	285,986	7,981
	Infosys Technologies Limited (IT services)	297,190	7,791
	Larsen & Toubro, Ltd. (Construction & engineering)	163,018	2,163
	Vedanta Resources plc (Metals & mining)	239,741	2,324

			70,807

	Indonesia - 2.4%
	PT Bank Rakyat Indonesia (Commercial banks)	17,231,000	6,281
*	PT London Sumatra Indonesia (Food products)	8,352,500	2,391
	PT Unilever Indonesia Tbk (Household products)	3,247,500	2,240

			10,912

	South Korea - 2.1%
	LG Household & Health Care, Ltd. (Household products)	38,302	4,193
	Megastudy Co., Ltd. (Diversified consumer services)	22,992	3,345
	Taewoong Co., Ltd. (Machinery)	33,115	2,045

			9,583

	Issuer	Shares	Value
	Emerging Asia (continued) - 49.9%
	Taiwan - 6.2%
	Himax Technologies, Inc. - ADR (Semiconductors & semiconductor equipment)	1,922,528	$5,383
	HTC Corporation (Computers & peripherals)	843,000	10,380
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	1,349,000	12,699

			28,462

	Thailand - 0.6%
	CP ALL PCL (Food & staples retailing)	6,091,300	2,164
	Minor International PCL (Hotels, restaurants, & leisure)	4,434,900	807

			2,971

	Emerging Europe, Mid-East, Africa - 21.4%
	Czech Republic - 1.0%
	CEZ (Electric utilities)	135,239	4,810

	Egypt - 1.8%
*	ELSewedy Cables Holding Company (Electrical equipment)	194,107	1,759
	Orascom Construction Industries (Construction & engineering)	222,699	5,327
*	Orascom Development Holding AG (Hotels, restaurants, & leisure)	46,156	1,414

			8,500

	Israel - 5.2%
	Israel Chemicals Limited (Chemicals)	519,216	4,212
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	441,448	19,887

			24,099

	Russia - 0.6%
*	Magnit - CLS (Food & staples retailing)†	119,318	2,741

	South Africa - 8.1%
*	Aspen Pharmacare Holdings Limited (Pharmaceuticals)	547,168	2,636
	MTN Group, Ltd. (Wireless telecommunication services)	1,320,227	14,649
	Naspers, Ltd. (Media)	766,687	12,973
	Shoprite Holdings Limited (Food & staples retailing)	979,257	5,229
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	183,503	1,648

			37,135

	Turkey - 3.5%
	Bim Birlesik Magazalar A.S. (Food & staples retailing)	123,190	2,613
	Coca Cola Icecek A.S. (Beverages)	675,652	3,170
*	Turkiye Garanti Bankasi A.S. (Commercial banks)	7,128,642	10,090

			15,873

	United Arab Emirates - 1.2%
	Aldar Properties PJSC (Real estate management & development)	1,962,570	1,402
	DP World, Ltd. (Transportation infrastructure)†	16,427,646	3,943

			5,345

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Emerging Latin America - 18.9%
	Brazil - 9.8%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	451,400	$2,238
*	BR Malls Participacoes S.A. (Real estate management & development)	540,400	3,355
	Companhia Vale do Rio Doce - ADR (Metals & mining)	568,242	7,558
*	GP Investments, Ltd. (Capital markets)	1,092,100	2,730
*	GVT Holding S.A. (Diversified telecommunication services)	454,000	5,180
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	383,115	2,370
*	Lupatech S.A. (Machinery)	310,200	3,289
	Natura Cosmeticos S.A. (Personal products)	577,200	5,636
	Redecard S.A. (IT services)	663,700	8,025
	Rodobens Negocioa Imobiliarios S.A. (Household durables)	259,100	1,095
	SLC Agricola S.A. (Food products)	443,500	2,390
	Totvs S.A. (Software)	67,000	1,177

			45,043

	Chile - 2.0%
*	S.A.C.I. Falabella S.A. (Multiline retail)	2,909,292	8,995

	Mexico - 5.6%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	3,039,600	4,139
*	Desarrolladora Homex S.A.B. de C.V. - ADR (Household durables)	185,406	2,455
	Fomento Economico Mexicano, S.A.B. de C.V. - ADR (Beverages)	282,987	7,134
*	Megacable Holdings S.A.B. de C.V. (Media)	1,158,400	1,171
*	Promotora Ambiental S.A.B. de C.V. (Commercial services & supplies)	468,850	232
*	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	4,594,600	10,727

			25,858

	Panama - 0.5%
	Copa Holdings S.A. (Airlines)†	79,680	2,284

	Peru - 1.0%
	Credicorp, Ltd. (Commercial banks)†	100,742	4,719

	Total Common Stock - 90.2% (cost $503,340)		414,903

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil - 7.7%
All America Latin Logistica (Road & rail)	1,150,500	$4,900
Banco Sofisa S.A. (Commercial banks)	343,636	561
Itau Unibanco Banco Multiplo S.A. (Commercial banks)	945,906	10,459
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,569,380	19,315

		35,235

Total Preferred Stock - 7.7% (cost $54,218)		35,235

Investment in Affiliate
William Blair Ready Reserves Fund	66,194	66

Total Investment in Affiliate - 0.0% (cost $66)		66

Short-Term Investments
American Express Credit Corp. Demand Note, VRN 0.373%, due 4/1/09	$2,900	2,900

Total Short-Term Investments - 0.6% (cost $2,900)		2,900

Total Investments - 98.5% (cost $560,524)		453,104
Cash and other assets, less liabilities - 1.5%		6,753

Net assets - 100.0%		$459,857

* = Non-income producing securities

† = U.S. listed Foreign Security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

At March 31, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	20.9%
Consumer Staples	16.7%
Information Technology	12.7%
Energy	11.3%
Consumer Discretionary	10.2%
Telecommunication Services	9.1%
Industrials	8.9%
Health Care	6.0%
Materials	3.1%
Utilities	1.1%

Total	100.0%

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	22.6%
Brazilian Real	16.2%
Indian Rupee	15.2%
U.S. Dollar	13.5%
South African Rand	8.3%
New Taiwan Dollar	5.1%
Mexican Nuevo Peso	3.6%
Turkish Lira Spot	3.5%
Indonesian Rupiah	2.4%
South Korean Won	2.1%
Chilean Peso	2.0%
Egyptian Pound	1.6%
Czech Koruna	1.1%
All Other Currencies	2.8%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Emerging Asia - 49.4%
	China - 26.7%
*	Baidu.com, Inc. - ADR (Internet software & services)	10,176	$1,797
	Belle International Holdings Limited (Specialty retail)	1,820,000	929
	China Life Insurance Co., Ltd. (Insurance)	687,000	2,259
	China Merchants Bank Co., Ltd. (Commercial banks)	284,500	496
	China Mobile, Ltd. (Wireless telecommunication services)	107,500	936
	China Oilfield Services Limited (Energy equipment & services)	1,064,000	843
	China Overseas Land & Investment, Ltd. (Real estate management & development)	444,240	696
	China Vanke Co., Ltd. (Real estate management & development)	458,997	480
	CNOOC Limited (Oil, gas & consumable fuels)	2,289,000	2,300
	Hengan International Group Co., Ltd. (Personal products)	385,000	1,549
	Industrial and Commercial Bank of China (Commercial banks)	2,350,000	1,221
	Tencent Holdings, Ltd. (Internet software & services)	242,200	1,792
	Want Want China Holdings Limited (Food products)	2,529,000	1,174

			16,472

	India - 15.0%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	31,325	935
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	83,449	1,033
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	605,730	2,209
	HDFC Bank, Ltd. (Commercial banks)	22,800	439
	Hero Honda Motors Limited (Automobiles)	35,518	753
	Hindustan Unilever, Ltd. (Household products)	340,556	1,593
	Infosys Technologies Limited (IT services)	35,731	937
	Sun Pharmaceutical Industries Limited (Pharmaceuticals)	30,759	675
	Vedanta Resources plc (Metals & mining)	71,805	696

			9,270

	Indonesia - 2.5%
	PT Bank Rakyat Indonesia (Commercial banks)	2,175,500	793
	PT Unilever Indonesia Tbk (Household products)	1,084,000	748

			1,541

	Taiwan - 5.2%
	HTC Corporation (Computers & peripherals)	135,000	1,662
	Mediatek Inc. (Semiconductors & semiconductor equipment)	167,000	1,572

			3,234

	Emerging Latin America - 20.4%
	Brazil - 10.3%
	BM&F Bovespa S.A. (Diversified financial services)	198,390	601
	Companhia Vale Do Rio Doce - ADR (Metals & mining)	136,208	1,812
	Natura Cosmeticos S.A. (Personal products)	145,300	1,419
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	2,700	828
	Redecard S.A. (IT services)	141,100	1,706

			6,366

	Chile - 0.9%
*	S.A.C.I. Falabella S.A. (Multiline retail)	184,906	572

	Mexico - 7.9%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	620,600	845
	Fomento Economico Mexicano, S.A.B. de C.V. - ADR (Beverages)	69,110	1,742
*	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	970,000	2,265

			4,852

	Peru - 1.3%
	Credicorp, Ltd. (Commercial banks)†	16,502	773

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 16.5%
	Czech Republic - 1.0%
	CEZ (Electric utilities)	18,147	$645

	Israel - 6.1%
	Israel Chemicals Limited (Chemicals)	108,896	883
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	64,172	2,891

			3,774

	Russia - 1.0%
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	62,500	624

	South Africa - 7.1%
	MTN Group, Ltd. (Wireless telecommunication services)	207,569	2,303
	Naspers, Ltd. (Media)	121,200	2,051

			4,354

	Turkey - 1.3%
*	Turkiye Garanti Bankasi A.S. (Commercial banks)	569,121	806

	Europe -1.3%
	Luxembourg -1.3%
	Millicom International Cellular S.A. (Wireless telecommunication services)†	21,594	800

	Total Common Stock - 87.6% (cost $63,202)		54,083

	Preferred Stock
	Brazil - 7.2%
	Banco Itau Holding Financeira S.A. (Commercial banks)	163,303	1,806
	Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	217,058	2,671

			4,477

	Total Preferred Stock - 7.2% (cost $4,453)		4,477

	Exchange-Traded Fund
	China - 4.4%
	iShares FTSE/Xinhua A50 China Tracker	1,969,900	2,694

	Total Exchange-Traded Fund - 4.4% (cost $2,334)		2,694

	Investment in Affiliate
	William Blair Ready Reserves Fund	40,164	40

	Total Investment in Affiliate - 0.1% (cost $40)		40

	Total Investments - 99.3% (cost $67,696)		61,294
	Cash and other assets , less liabilities - 0.7%		421

	Net assets - 100.0%		$61,715

* = Non - income producing securities

† = U.S. listed Foreign Security

ADR = American Depository Receipt

GDR = Global Depository Receipt

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

At March 31, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Staples	18.1%
Financials	16.9%
Information Technology	15.5%
Energy	14.5%
Telecommunication Services	9.7%
Consumer Discretionary	7.0%
Health Care	5.8%
Materials	5.5%
Exchange-Traded Fund	4.4%
Industrials	1.5%
Utilities	1.1%

Total	100.0%

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	28.4%
U.S. Dollar	17.0%
Brazilian Real	14.7%
Indian Rupee	14.0%
South African Rand	7.1%
New Taiwan Dollar	5.3%
Mexican Nuevo Peso	5.1%
Indonesian Rupiah	2.5%
Israeli Shekel	1.4%
Turkish Lira	1.3%
British Pound Sterling	1.2%
Czech Koruna	1.1%
Chilean Peso	0.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Value Discovery Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials - 33.1%
	American Campus Communities, Inc.	16,565	$288
*	Argonaut Group, Inc. †	12,422	374
	Aspen Insurance Holdings Limited †	13,275	298
	Astoria Financial Corporation	13,510	124
	Bank Of Hawaii Corporation	9,410	310
	Boston Private Financial Holdings, Inc.	59,174	208
	Cogdell Spencer, Inc.	51,000	260
	Delphi Financial Group, Class “A”	20,870	281
	FirstMerit Corporation	22,483	409
	First Niagara Financial Group, Inc.	19,125	208
	First Potomac Realty Trust	55,017	404
	Glacier Bancorp, Inc.	22,200	349
	Hanover Insurance Group, Inc.	18,900	545
	Healthcare Realty Trust Incorporated	12,925	194
	Highwoods Realty L.P.	16,595	355
	Iberiabank Corporation	12,155	558
	Lasalle Hotel Properties	17,730	104
*	Markettaxess Holdings, Inc.	40,405	309
	MeadowBrook Insurance Group, Inc.	56,415	344
	Mid-American Apartment Communities, Inc.	14,845	458
	Newalliance Bancshares, Inc.	26,325	309
	Old National Bancorp	24,110	269
	Onebeacon Insurance Group, Ltd. †	30,878	298
	Platinum Underwriters Holdings, Ltd. †	7,425	211
*	PMA Capital Corporation, Class “A”	70,443	294
*	Proassurance Corporation	5,500	256
	Realty Income Corporation	20,870	393
*	SVB Financial Group	14,560	291
*	Texas Capital Bancshares, Inc.	31,055	350
	UMB Financial Corp.	8,200	348
	Validus Holdings, Ltd. †	16,900	400

			9,799

	Industrials - 14.2%
	Acuity Brands, Inc.	5,105	115
*	ATC Technology Corporation	22,370	251
	Brady Corporation	12,675	223
*	EMCOR Group, Inc.	20,245	348
*	Esco Technologies, Inc.	13,440	520
	G & K Services, Inc.	14,205	269
*	Graftech International, Ltd.	38,105	235
	Interface, Inc., Class “A”	77,825	233
	Kaydon Corporation	11,990	328
*	Old Dominion Freight Line, Inc.	16,075	378
	Quanex Building Products Corporation	17,860	136
	Robbins & Myers, Inc.	10,715	163
	Simpson Manufacturing Co., Inc.	13,100	236
	Tal International Group, Inc.	23,050	169
	Toro Company	10,120	245
	Triumph Group, Inc.	8,930	341

			4,190

	Information Technology - 12.0%
	ADTRAN, Inc.	21,180	343
*	Anixter International, Inc.	10,120	321
*	Atmel Corporation	57,665	209
*	Avid Technology, Inc.	24,221	221
	Cognex Corporation	18,285	244
*	EarthLink, Inc.	56,815	373
*	MICROS Systems, Inc.	24,070	451
*	Parametric Technology Corporation	36,915	368
*	Semitool, Inc.	54,689	152
*	Sybase, Inc.	15,940	483
*	Ultra Clean Holdings, Inc.	90,158	96
	United Online, Inc.	68,555	306

			3,567

	Consumer Discretionary - 11.2%
	Ameristar Casinos, Inc.	59,960	754
	Callaway Golf Company	37,085	266
*	Cavco Industries, Inc.	10,120	239
	Christopher & Banks Corporation	81,057	332
*	Gaylord Entertainment Company	27,585	230
	Interactive Data Corporation	17,605	438
*	Jack In The Box, Inc.	20,160	470
*	Rent-A-Center, Inc.	18,795	364
*	WMS Industries, Inc.	10,495	219

			3,312

	Utilities - 7.2%
	ALLETE, Inc.	14,290	381
	Avista Corporation	21,520	297
	Cleco Corporation	21,945	476
	Northwest Natural Gas Company	7,997	347
	South Jersey Industries, Inc.	10,545	369
	Southwest Gas Corporation	12,420	262

			2,132

	Materials - 6.2%
	Arch Chemicals, Inc.	15,565	295
*	Intrepid Potash, Inc.	20,534	379
	Minerals Technologies, Inc.	8,845	283
*	Polyone Corporation	63,195	146
	Silgan Holdings, Inc.	10,545	554
	Texas Industries, Inc.	7,655	191

			1,848

	Health Care -5.5%
*	Kensey Nash Corporation	15,225	324
*	Magellan Health Services	9,355	341
*	Matrixx Initiatives, Inc.	22,584	370
*	Mednax, Inc.	10,173	300
*	Varian, Inc.	11,909	283

			1,618

	Consumer Staples - 4.4%
	Flowers Foods, Inc.	19,255	452
	J&J Snack Foods	14,202	491
	Spartan Stores, Inc.	23,815	367

			1,310

	Energy - 2.9%
*	Forest Oil Corporation	19,543	257
*	Newpark Resources, Inc.	54,317	137
*	Petrohawk Energy Corporation	13,963	269
*	TETRA Technologies, Inc.	60,235	196

			859

	Total Common Stock - 96.7% (cost $41,750)		28,635

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,604	4

	Total Investment in Affiliate - 0.0% (cost $4)		4

	Repurchase Agreement
	State Street Bank and Trust Company, 0.170% dated 3/31/09, due 4/1/09, repurchase price $ 984, collateralized by Treasury Bill, 0.020%, due 05/21/09	$984	984

	Total Repurchase Agreement - 3.3% (cost $984)		984

	Total Investments - 100.0% (cost $42,738)		29,623
	Liabilities, plus cash and other assets - (0.0)%		(2)

	Net assets - 100.0%		$29,621

*= Non-income producing

†=U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2009 (all amounts in thousands) (unaudited)

	Principal Amount	Value

U.S. Government and U.S. Government Agency - 54.6%
U.S. Treasury Inflation Indexed Notes/Bonds - 2.2%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/13	$575	$589
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	1,047	1,111
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	642	825

Total U.S. Treasury Inflation Indexed Notes/Bonds	2,264	2,525

U.S. Treasury - 3.8%
U.S. Treasury Note, 4.750%, due 2/15/10	1,400	1,450
U.S. Treasury Note, 4.250%, due 9/30/12	210	231
U.S. Treasury Note, 4.750%, due 5/15/14	895	1,033
U.S. Treasury Note, 4.750%, due 8/15/17	1,300	1,521

Total U.S. Treasury Obligations	3,805	4,235

Government National Mortgage Association (GNMA) - 0.7%
#357752, 7.000%, due 4/15/09	—	—
GNR 2006-67 GB, 4.191%, due 9/16/34	750	772

Total GNMA Mortgage Obligations	750	772

Federal Home Loan Mortgage Corp. (FHLMC) - 9.7%
#G10330, 7.000%, due 1/1/10	5	5
#M80979, 5.500%, due 7/1/12	1,307	1,338
#G90024, 7.000%, due 1/20/13	97	102
#G30093, 7.000%, due 12/1/17	55	60
#G30255, 7.000%, due 7/1/21	113	123
#E02360, 6.500%, due 7/1/22	850	892
#D95897, 5.500%, due 3/1/23	399	416
#G10728, 7.500%, due 7/1/32	390	422
#C01385, 6.500%, due 8/1/32	619	657
#A62179, 6.000%, due 6/1/37	1,287	1,361
#A63539, 6.000%, due 7/1/37	1,760	1,860
#G03170, 6.500%, due 8/1/37	1,499	1,590
#A78138, 5.500%, due 6/1/38	1,929	2,021

Total FHLMC Mortgage Obligations	10,310	10,847

Federal National Mortgage Association (FNMA) - 38.2%
#535559, 7.500%, due 9/1/12	406	420
#598453, 7.000%, due 6/1/15	5	5
#689612, 5.000%, due 5/1/18	683	713
#747903, 4.500%, due 6/1/19	606	628
#745735, 5.000%, due 3/1/21	900	936
#253847, 6.000%, due 5/1/21	413	436
#900725, 6.000%, due 8/1/21	335	353
#545437, 7.000%, due 2/1/32	301	325
#254548, 5.500%, due 12/1/32	1,613	1,682
#555522, 5.000%, due 6/1/33	769	796
#190337, 5.000%, due 7/1/33	925	958
#190340, 5.000%, due 9/1/33	2,824	2,923
#254868, 5.000%, due 9/1/33	1,367	1,415
#555800, 5.500%, due 10/1/33	688	718
#555783, 4.500%, due 10/01/33	2,458	2,519
#555880, 5.500%, due 11/1/33	792	825
#725027, 5.000%, due 11/1/33	1,098	1,137
#756153, 5.500%, due 11/1/33	1,682	1,753
#725205, 5.000%, due 3/1/34	2,190	2,267
#725220, 5.000%, due 3/1/34	1,071	1,109
#725232, 5.000%, due 3/1/34	2,241	2,320
#725238, 5.000%, due 3/1/34	1,926	1,994
#725424, 5.500%, due 4/1/34	848	883
#725611, 5.500%, due 6/1/34	679	708
#786546, 6.000%, due 7/1/34	1,319	1,398
#745092, 6.500%, due 7/1/35	943	1,001
#848782, 6.500%, due 1/1/36	1,307	1,386

	NRSRO Rating	Principal Amount	Value
Federal National Mortgage Association (FNMA) - (continued)
#849191, 6.000%, due 1/1/36		$155	$164
#745349, 6.500%, due 2/1/36		1,779	1,878
#893318, 6.500%, due 8/1/36		412	437
#256859, 5.500%, due 8/1/37		1,723	1,780
#948689, 6.000%, due 8/1/37		2,432	2,554
#888967, 6.000%, due 12/1/37		1,935	2,035
#934006, 6.500%, due 9/1/38		2,218	2,366

Total FNMA Mortgage Obligations		41,043	42,822

Non-Agency Mortgage-Backed Obligations - 2.6%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	302	284
First Plus 1997-4 M1,
7.640%, due 9/11/23	AA	230	230
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	133	84
LSSCO, 2004-2, Tranche M2,
5.081%, due 2/28/33, VRN*	A	182	129
CWL, 2003-5, Tranche MF2,
5.959%, due 11/25/33	Aa1	218	99
Renaissance Home Equity Loan Trust, 2004-2, Tranche M5,
6.455%, due 7/25/34	A	496	93
FHASI, 2004-AR4, Tranche 3A1,
4.608%, due 8/25/34, VRN	AAA	665	513
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,
6.352%, due 11/25/34*	A	1	—
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,
6.530%, due 2/25/35*	A	20	7
Soundview Home Equity Loan Trust, 2005-B, Tranche M1,
5.635%, due 5/25/35	AA+	124	110
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2A,
4.840%, due 6/25/35	AAA	286	279
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2C,
4.950%, due 6/25/35	AAA	134	130
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2B,
6.500%, due 6/25/35	AAA	177	175
Chase Mortgage Finance Corporation, 2006-A1, Tranche 2A3,
6.000%, due 9/25/36	AAA	700	276
Mid-State Trust 2004-1, Tranche A,
6.005%, due 8/15/37	AAA	707	501

Total Non-Agency Mortgage-Backed Obligations		4,375	2,910

Corporate Obligations - 40.8%
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	500	472
Morgan Stanley Dean Witter & Co.,
6.600%, due 4/1/12	A	545	547
Simon Property Group, Inc.,
6.350%, due 8/28/12	A-	1,000	857
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB	400	398
Boeing Capital Corporation,
5.800%, due 1/15/13	A+	850	904
Wells Fargo & Company,
4.375%, due 1/31/13	AA	350	326
The Kroger Co.,
5.500%, due 2/1/13	Baa2	430	441
PepsiCo, Inc.,
4.650%, due 2/15/13	Aa2	550	584
Weatherford International, Ltd.,
5.150%, due 3/15/13	BBB+	650	605
John Deere Capital Corporation,
4.500%, due 4/3/13	A	700	687
Merrill Lynch & Co., Inc.,
6.150%, due 4/25/13	A+	750	630
General Electric Capital Corporation,
4.800%, due 5/1/13	AA+	600	562
Novartis Capital Corporation,
4.125%, due 2/10/14	Aa2	600	613
CME Group, Inc.,
5.750%, due 2/15/14	AA	700	721
PACCAR, Inc.,
6.875%, due 2/15/14	AA-	800	833
PepsiAmericas, Inc.,
4.375%, due 2/15/14	A	300	300
American Movil S.A.B. de C.V.,
5.500%, due 3/1/14	A3	700	671

Bond Fund

Portfolio of Investments, March 31, 2009 (all amounts in thousands) (unaudited)

Principal Amount	NRSRO Rating	Principal Amount	Value

Corporate Obligations - (continued)
Coca-Cola Enterprises, Inc.,
7.375%, due 3/3/14	A	$1,000	$1,136
Boeing Company,
5.000%, due 3/15/14	A+	400	410
Smith International, Inc.,
8.625%, due 3/15/14	BBB+	900	916
Hewlett-Packard Company,
4.750%, due 6/2/14	A+	800	809
Petrohawk Energy Corporation,
10.500%, due 8/1/14	B	500	498
AT&T, Inc.,
5.100%, due 9/15/14	A	1,250	1,254
Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	A1	545	493
CODELCO, Inc. - 144A,
4.750%, due 10/15/14	A1	400	397
DuPont (E.I.) de Nemours and Company,
4.750%, due 3/15/15	A	500	493
Johnson Controls, Inc.,
5.500%, due 1/15/16	BBB	800	592
KeyBank National Association,
5.450%, due 3/3/16	A	515	432
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	750	640
Yum! Brands, Inc.,
6.250%, due 4/15/16	BBB-	700	661
SABMiller plc,
6.500%, due 7/1/16	BBB+	700	662
Petrobras International Finance Company,
6.125%, due 10/6/16	Baa1	400	400
DuPont (E.I.) de Nemours and Company,
5.250%, due 12/15/16	A	500	502
Comcast Corporation,
6.500%, due 1/15/17	BBB+	350	346
ERP Operating Limited Partnership,
5.750%, due 6/15/17	A-	600	475
J.P. Morgan Chase & Co.,
6.125%, due 6/27/17	A1	600	552
BB&T Corporation,
4.900%, due 6/30/17	A1	665	577
American Express,
6.150%, due 8/28/17	A+	1,000	829
IBM Corporation,
5.700%, due 9/14/17	A+	1,250	1,295
Exelon Generation Company, LLC.,
6.200%, due 10/1/17	A3	1,100	984
Tesco plc,
5.500%, due 11/15/17	A-	600	590
Union Pacific Corporation,
5.750%, due 11/15/17	BBB	800	764
Wells Fargo & Company,
5.625%, due 12/11/17	AA	500	456
Kohl’s Corporation,
6.250%, due 12/15/17	BBB+	350	322
The Goldman Sachs Group, Inc.,
6.150%, due 4/1/18	A1	450	411
Morgan Stanley,
6.625%, due 4/1/18	A	450	429
General Electric Capital Corporation,
5.625%, due 5/1/18	AA+	350	304
Philip Morris International, Inc.,
5.650%, due 5/16/18	A+	1,000	994
B/E Aerospace,
8.500%, due 7/1/18	BB+	500	417
Verizon Communications, Inc.,
8.750%, due 11/1/18	A	330	378
Anheuser-Busch InBev,
7.750%, due 1/15/19	BBB+	700	698

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
FedEx Corporation,
8.000%, due 1/15/19	BBB	$750	$789
CSX Corporation,
7.375%, due 2/1/19	BBB-	800	741
McDonald’s Corporation,
5.000%, due 12/1/19	A	750	780
Honeywell International, Inc.,
5.000%, due 2/15/19	A	925	924
Pfizer, Inc.,
6.200%, due 3/15/19	AAA	1,250	1,332
Abbott Laboratories,
5.125%, due 4/1/19	AA	900	905
BHP Billiton Finance (USA) Limited,
6.500%, due 4/1/19	A+	1,300	1,317
Halliburton Company,
6.150%, due 9/15/19	A	1,250	1,270
Ras Laffan Lng II,
5.298%, due 9/30/20*	Aa2	400	341
Southwest Airlines Co.,
6.150%, due 8/1/22	Aa3	713	644
The Kroger Co.,
8.000%, due 9/15/29	Baa2	325	349
Conoco Funding Company,
7.250%, due 10/15/31	A1	400	408
Kohl’s Corporation,
6.000%, due 1/15/33	BBB+	400	272
Pacific Gas and Electric Company,
6.050%, due 3/1/34	A	750	734
Wisconsin Electric Power Company,
5.700%, due 12/1/36	A1	500	495
Comcast Corporation,
6.450%, due 3/15/37	BBB+	650	568
Kraft Foods, Inc.,
6.875%, due 2/1/38	BBB+	425	417
J.P. Morgan Chase & Co.,
6.400%, due 5/15/38	Aa3	350	343
Cox Communications, Inc.,
6.950%, due 6/1/38	BBB	350	283
General Electric Capital Corporation,
6.875%, due 1/10/39	AA+	250	204
ConocoPhillips Company,
6.500%, due 2/1/39	A1	400	390
Verizon Communications, Inc.,
8.950%, due 3/1/39	A	600	690
Florida Power and Light Group Capital, Inc.,
6.650%, due 6/15/67, VRN	A3	300	216

Total Corporate Obligations		47,418	45,679

Total Fixed Income - 98.0% (Cost $110,092)		109,965	109,790

Short-Term Investments
American Express Credit Corp. Demand Note,
VRN 0.373%, due 4/1/09	A-1	$1,210	1,210
Total Short-Term Investments - 1.0% (cost $1,210)		1,210	1,210

Repurchase Agreement
State Street Bank and Trust Company, 0.170% dated 3/31/09, due 4/1/09, repurchase price $80, collateralized by United States Treasury Bill, 0.140%, due 7/30/09	AAA	80	80

Total Repurchase Agreement - 0.1% (Cost $80)		80	80

Total Investments - 99.1% (cost $111,382)			111,080

Cash and other assets, less liabilities - 0.9%			984

Net Assets - 100.0%			$112,064

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

*	Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.43% of the net assets at March 31, 2009.

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, March 31, 2009 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 34.5%

U.S. Treasury - 7.9%
U.S. Treasury Note, 4.250%, due 9/30/12	$2,625	$2,889
U.S. Treasury Note, 5.125%, due 5/15/16	2,000	2,386
U.S. Treasury Note, 2.375%, due 1/15/17	1,570	1,667
U.S. Treasury Note, 4.750%, due 8/15/17	2,500	2,924

Total U.S. Treasury Obligations	8,695	9,866

Government National Mortgage Association (GNMA) - 0.4%
#780405, 9.500%, due 11/15/17	260	281
#357322, 7.000%, due 9/15/23	169	180

Total Government National Mortgage Association	429	461

Federal Home Loan Mortgage Corp. (FHLMC) - 6.9%
#E80050, 6.000%, due 10/1/09	—	—
#G90019, 7.500%, due 12/17/09	11	11
#E00436, 7.000%, due 6/1/11	153	159
#G10708, 6.500%, due 8/1/12	97	102
#E72924, 7.000%, due 10/1/13	483	505
#E81697, 8.000%, due 5/1/15	1,266	1,349
#E81703, 7.000%, due 5/1/15	532	558
#E81908, 8.500%, due 12/1/15	94	109
#J02184, 8.000%, due 4/1/16	881	935
#G90022, 8.000%, due 9/17/16	386	409
#E90398, 7.000%, due 5/1/17	955	1,007
#M30028, 5.500%, due 5/1/17	103	106
#C67537, 9.500%, due 8/1/21	51	56
#D95621, 6.500%, due 7/1/22	2,392	2,544
#A45790, 7.500%, due 5/1/35	726	786

Total FHLMC Mortgage Obligations	8,130	8,636

Federal National Mortgage Association (FNMA) - 19.3%
#695512, 8.000%, due 9/1/10	74	76
#725479, 8.500%, due 10/1/10	93	95
#313816, 6.000%, due 4/1/11	108	111
#577393, 10.000%, due 6/1/11	73	77
#577395, 10.000%, due 8/1/11	290	304
#254788, 6.500%, due 4/1/13	236	247
#725315, 8.000%, due 5/1/13	250	264
#593561, 9.500%, due 8/1/14	232	253
#567027, 7.000%, due 9/1/14	1,026	1,070
#567026, 6.500%, due 10/1/14	796	837
#458124, 7.000%, due 12/15/14	148	156
#576554, 8.000%, due 1/1/16	918	973
#256106, 5.000%, due 2/1/16	1,624	1,680
#576553, 8.000%, due 2/1/16	1,571	1,680
#555747, 8.000%, due 5/1/16	190	200
#735569, 8.000%, due 10/1/16	1,105	1,168

	NRSRO Rating	Principal Amount	Value
Federal National Mortgage Association (FNMA) - 19.3% - (continued)
#725410, 7.500%, due 4/1/17		716	749
#643217, 6.500%, due 6/1/17		280	294
#679247, 7.000%, due 8/1/17		1,045	1,105
#888979, 6.000%, due 12/1/17		1,343	1,394
#740847, 6.000%, due 10/1/18		892	938
#852864, 7.000%, due 7/1/20		2,268	2,434
#458147, 10.000%, due 8/15/20		560	622
#835563, 7.000%, due 10/1/20		939	1,000
#735574, 8.000%, due 3/1/22		575	628
#679253, 6.000%, due 10/1/22		1,249	1,318
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN		11	13
#806458, 8.000%, due 6/1/28		599	652
#880155, 8.500%, due 7/1/29		1,069	1,176
#797846, 7.000%, due 3/1/32		1,234	1,326
#745519, 8.500%, due 5/1/32		596	656
#654674, 6.500%, due 9/1/32		247	262
#733897, 6.500%, due 12/1/32		378	403

Total FNMA Mortgage Obligations		22,735	24,161

Non-Agency Mortgage-Backed Obligations - 2.9%
ABFS, 2002-2, Tranche A6,	AAA	102	97
5.850%, due 3/15/19
First Plus, 1997-4, Tranche A8,	AAA	23	23
7.810%, due 9/11/23
First Plus, 1997-4, Tranche M1,	AA	782	781
7.640%, due 9/11/23
First Plus, 1997-4, Tranche M2,	A	165	151
7.830%, due 9/11/23
First Plus, 1998-2, Tranche M2,	A2	106	102
8.010%, due 5/10/24
First Plus, 1998-3, Tranche M2,	A2	281	272
7.920%, due 5/10/24, VRN

Security National Mortgage Loan Trust, 2004-1A, Tranche M2,	A	873	133
6.750%, due 6/25/32*
LSSCO, 2004-2, Tranche M1,	AA	475	431
5.278%, due 2/28/33, VRN*
LSSCO, 2004-2, Tranche M2,	A	364	257
5.278%, due 2/28/33, VRN*
ABFS, 2002-2, Tranche A-7,	AAA	14	13
5.715%, due 7/15/33
Residential Asset Mortgage Products, 2003-RS9, Tranche MI2,	Aa3	1,099	503
6.300%, due 10/25/33
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,	A	22	4
6.352%, due 11/25/34*
Security National Mortgage Loan Trust, 2005-1A, Tranche B1,	BBB	770	142
7.450%, due 2/25/35*
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,	A	1,194	427
6.530%, due 2/25/35*
Soundview Home Equity Loan Trust, 2005-B, Tranche M1	AA+	313	276

5.635%, due 5/25/35
Total Non-Agency Mortgage-Backed Obligations		6,583	3,612

Income Fund

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - 61.1%
Philips Petroleum,
8.750%, due 5/25/10	A1	1,500	1,604
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	1,450	1,367
Boeing Capital Corporation,
7.375%, due 9/27/10	A+	1,549	1,645
Pacific Gas & Electric PCG,
4.200%, due 3/1/11	A	1,250	1,269
Wisconsin Energy Corporation,
6.500%, due 4/1/11	A3	1,250	1,302
USAA Auto Owner Trust, Series 2006-2, Class A4,
5.370%, due 2/15/12	AA	1,173	1,192
Eli Lilly & Co.,
3.550%, due 3/6/12	AA	500	511
BP Capital Markets plc,
3.125%, due 3/10/12	Aa1	1,125	1,130
ERP Operating LP,
6.625%, due 3/15/12	A-	1,000	848
BHP Billiton Finance,
5.125%, due 3/29/12	A+	1,195	1,215
Morgan Stanley Dean Witter & Co.,
6.600%, due 4/1/12	A	1,600	1,607
KeyBank National Association,
3.200%, due 6/15/12,	A	1,000	1,038
Simon Property Group, Inc.,
6.350%, due 8/28/12	A-	1,500	1,285
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB	1,500	1,493
Wells Fargo & Company,
4.375%, due 1/31/13	AA	1,400	1,305

Ohio Power Company,
5.500%, due 2/15/13	A3	1,900	1,921
PepsiCo, Inc.,
4.650%, due 2/15/13	Aa2	1,450	1,539
Weatherford International, Ltd.,
5.150%, due 3/15/13	BBB+	1,000	930
John Deere Capital Corporation,
4.500%, due 4/3/13	A	1,000	981
Wal-Mart Stores,
4.250%, due 4/3/13	AA	1,000	1,052
Merrill Lynch & Co., Inc.,
6.150%, due 4/25/13	A+	1,290	1,084
General Electric Capital Corporation,
4.800%, due 5/1/13	AA+	1,500	1,406
Novartis Capital Corp.,
4.125%, due 2/10/14	Aa2	1,000	1,022
CME Group, Inc.,
5.750%, due 2/15/14	AA	1,000	1,031
PACCAR, Inc.,
6.875%, due 2/15/14	AA-	1,000	1,041
PepsiAmericas, Inc.,
4.375%, due 2/15/14	A	500	500
American Movil S.A.B. De C.V.,
5.500%, due 3/1/14	A3	1,000	959
Coca-Cola Enterprises, Inc.,
7.375%, due 3/3/14	A	900	1,022
Smith International, Inc.,
8.630%, due 3/15/14	BBB+	700	712
Hewlett-Packard Company,
4.750%, due 6/2/14	A+	1,100	1,112
AT&T, Inc.,
5.100%, due 9/15/14	A	1,750	1,756
Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	A1	1,500	1,356
CODELCO, Inc. -144A,
4.750%, due 10/15/14*	A1	1,815	1,799
EI Du Pont de Nemours & Co.,
4.750%, due 3/15/15	A	1,200	1,183
United Technologies Corporation,
4.875%, due 5/1/15	A+	1,500	1,572
Johnson Controls, Inc.,
5.500%, due 1/15/16	BBB	1,000	740
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	1,000	854

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - 61.1% - (continued)
YUM! Brands, Inc.,
6.250%, due 4/15/16	BBB-	1,000	944
SABMiller plc,
6.500%, due 7/1/16	BBB+	1,600	1,514
Petrobras International Finance Company,
6.125%, due 10/6/16	Baa1	1,000	1,000
BHP Billiton Finance,
5.400%, due 3/29/17	A+	1,000	957
J.P. Morgan Chase & Co.,
6.125%, due 6/27/17	A1	1,750	1,610
BB&T Corporation,
4.900%, due 6/30/17	A1	1,500	1,302
Kimberly - Clark,
6.125%, due 8/1/17	A	1,000	1,076
American Express,
6.150%, due 8/28/17	A+	1,500	1,243
IBM Corporation,
5.700%, due 9/14/17	A+	1,750	1,813
Exelon Generation Company, LLC.,
6.200%, due 10/1/17	A3	2,000	1,788
Tesco plc,
5.500%, due 11/15/17	A-	1,750	1,722
Abbott Laboratories,
5.600%, due 11/30/17	AA	1,650	1,744
Wells Fargo & Company,
5.625%, due 12/11/17	AA	750	684
Kohl’s Corporation,
6.250%, due 12/15/17	BBB+	1,000	919
Goldman Sachs Group, Inc.,
6.150%, due 4/1/18	A1	750	685

Morgan Stanley Dean Witter & Co.,
6.625%, due 4/1/18	A	750	715
Philip Morris International, Inc.,
5.650%, due 5/16/18	A+	1,250	1,242
Verizon Communications, Inc.,
8.750%, due 11/1/18	A	1,480	1,693
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, due 1/15/19	BBB+	1,150	1,147
FedEx Corporation,
8.000%, due 1/15/19	BBB	1,250	1,316
McDonalds Corporation,
5.000%, due 2/1/19	A	1,175	1,222
Honeywell International, Inc.,
5.000%, due 2/15/19	A	1,225	1,223
Procter & Gamble Co.,
4.700%, due 2/15/19	AA-	500	504
Unilever Capital Corp.,
4.800%, due 2/15/19	A+	500	498
Pfizer, Inc.,
6.200%, due 3/15/19	AAA	1,000	1,066
Ras Laffan Lng II,
5.298%, due 9/30/20*	Aa2	1,250	1,066
Southwest Airlines Co.,
6.150%, due 8/1/22	Aa3	1,569	1,417

Total Corporate Obligations		78,196	76,493

Total Long Term Investments - 98.5% (cost $126,509)		124,768	123,229
Short-Term Investments
American Express Credit Corp. Demand Note, VRN 0.373% due 4/1/09	A-1	$700	700
Total Short-Term Investments - 0.5% (cost $700)		700	700

Repurchase Agreement
State Street Bank and Trust Company, 0.170% dated 3/31/09, due 4/1/09, repurchase price $20, collateralized by United States Treasury Bill, 0.140%, due 7/30/09		20	20

Total Repurchase Agreement - 0.0% (cost $20)			20

Total Investments - 99.0% (cost $127,229)		124,768	123,949

Cash and other assets, less liabilities - 1.0%			1,223

Net Assets - 100.0%			$125,172

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees.

These holdings represent 3.40% of the net assets at March 31, 2009.

Ready Reserves Fund

Portfolio of Investments, March 31, 2009 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Agency Fixed Rate Notes - 11.9%
Federal Farm Credit Bank, (FFCB),
5.250%, 8/3/09	10,223	10,083
Federal Home Loan Bank (FHLB),
1.041% - 5.250%, 4/1/09 - 3/17/10	95,101	94,865
Federal Home Loan Mortgage Corporation (FHLMC),
0.441% - 6.545%, 4/7/09 - 7/15/10	50,059	49,875
Federal National Mortgage Association (FNMA),
3.250% - 6.500%, 7/13/09 - 2/1/10	53,380	53,182

Total U.S. Agency Fixed Rate Notes	208,763	208,005

U.S. Agency Variable Rate Notes - 1.6%
Federal Farm Credit (FFCB),
0.445%, 7/20/09	5,000	5,000
Federal Home Loan Mortgage Corporation (FHLMC),
0.451%, 8/10/09	10,000	10,000
Federal National Mortgage Association (FNMA),
1.024%, 7/28/09	12,153	12,151

Total U.S. Agency Variable Rate Notes	27,153	27,151

U.S. Agency Discount Notes - 2.0%
Federal Home Loan Mortgage Corporation (FHLMC),
0.540%, 7/14/09	15,000	14,977
Federal National Mortgage Association (FNMA),
0.200% - 0.300%, 4/6/09 - 6/16/09	20,000	19,993

Total U.S. Agency Discount Notes	35,000	34,970

Canadian Fixed Rate Note - 0.9%
Province of Quebec,
5.000%, 7/17/09	16,250	16,046

Total Canadian Government Fixed Rate Notes	16,250	16,046

Canadian Discount Note - 1.7%
Canada,
0.220% - 1.250%, 4/08/09 - 4/29/09	30,000	29,993

Total Canadian Government Discount Notes	30,000	29,993

Fixed Rate Notes - 12.7%
American Honda Finance Corp.,
1.244% - 4.500%, 5/5/09 - 5/26/09	25,594	25,526
Atlantic Richfield,
5.900%, 4/15/09	14,252	13,918
Bear Sterns Company,
0.616%, 4/15/09	5,494	5,498
BP AMI Leasing,
1.236%, 6/26/09	24,002	24,000
Caterpillar Financial Services,
1.306% - 4.500%, 5/18/09 - 6/15/09	7,553	7,536
ConocoPhillips,
4.420%, 4/9/09	19,894	19,900
General Electric Capital Corporation,
4.125%, 9/1/09	5,057	5,043
IBM Corporation,
4.375%, 6/1/09	5,285	5,236
Inter-American Development Bank,
8.400% - 8.875%, 6/1/09 - 9/1/09	9,594	9,228
John Deere Capital Corp.,
4.400% - 4.625%, 4/15/09 - 7/15/09	17,525	17,369
PACCAR Financial,
1.199% - 1.304%, 4/27/09 - 6/3/09	13,961	13,968
Procter & Gamble International Finance,
5.300%, 7/6/09	10,740	10,579

Issuer	Principal Amount	Amortized Cost
Fixed Rate Notes (Continued)
U.S. Bancorp,
0.553% - 5.300%, 4/28/09	22,531	22,326
Wal-Mart Stores,
6.875%, 8/10/09	17,641	17,230
Wells Fargo & Co.,
3.125%, 4/1/09	24,271	24,203

Total Fixed Rate Notes	223,393	221,560

Variable Rate Notes - 4.6%
IBM International Group,
1.524%, 7/29/09	4,666	4,655
PACCAR Financial,
1.328%, 9/21/09	999	1,000
Procter & Gamble,
1.314% - 1.466%, 7/6/09 - 9/9/09	18,344	18,332
Toyota Motor Credit,
0.564% - 0.720%, 6/8/09 - 9/11/09	20,000	20,000
U.S. Bank N.A.,
1.351%, 8/24/09	10,000	10,000
Wells Fargo & Co.,
0.706% - 1.420%, 7/15/09 - 9/15/09	26,389	26,397

Total Variable Rate Notes	80,399	80,384

Commercial Paper - 43.5%
Bank of America Corp.,
0.380% - 0.500%, 4/27/09 - 6/8/09	60,000	59,963
BP Capital Markets Plc.,
0.250% - 0.450%, 5/11/09 - 7/09/09	20,000	19,985
Brown-Forman Corporation,
0.300%, 4/3/09 - 4/7/09	19,000	18,999
Chevron Corporation,
0.420%, 4/2/09	10,000	10,000
Citigroup Funding,
0.200% - 0.380%, 4/13/09 - 5/18/09	55,000	54,987
CME Group, Inc.,
0.320%, 5/5/09	15,000	14,995
Coca-Cola Company,
0.150% - 0.430%, 4/3/09 - 5/12/09	40,000	39,989
ConocoPhillips,
0.400%, 4/16/09 - 4/21/09	20,000	19,996
Eli Lilly & Company,
0.320%, 7/8/09	10,000	9,991
General Electric Capital Corporation,
0.300% - 0.600%, 4/14/09 - 7/30/09	50,000	49,961
John Deere Capital Corp.,
0.500% - 4.450%, 4/8/09 - 5/21/09	24,564	24,555
Hewlett-Packard Company,
0.310% - 0.460%, 4/2/09 - 5/13/09	58,184	58,173
Illinois Tool Works Inc.,
0.650%, 7/1/09	10,320	10,303
JP Morgan Funding,
0.500% - 0.550%, 4/20/09 - 5/11/09	25,000	24,988
Kimberly-Clark Worldwide,
0.500%, 7/6/09	4,000	3,995
Merck & Co.,
0.380%, 5/6/09	15,000	14,994
Netjets,
0.280% - 0.330%, 4/17/09 - 4/22/09	31,297	31,292
Nokia Corporation,
0.250% - 0400%, 4/1/09 - 4/7/09	30,000	29,999

Portfolio of Investments, March 31, 2009 (all amounts in thousands) (unaudited)

	Principal Amount	Amortized Cost
Commercial Paper (Continued)
PACCAR Financial,
0.320% - 0.530%, 4/6/09 - 5/8/09	28,808	28,798
Pfizer, Inc.,
0.200% - 0.500%, 5/19/09 - 6/12/09	35,000	34,981
Pitney Bowes, Inc.,
0.180%, 4/3/09	10,000	10,000
Private Export Funding,
0.270% - 0.320%, 4/13/09	13,535	13,534
Procter & Gamble International Finance,
0.150% - 0.400%, 4/3/09 - 4/16/09	37,170	37,167
Roche Holdings,
0.230% - 0.300%, 4/9/09 - 5/13/09	20,000	19,996
Shell International Finance,
0.250% - 1.800%, 4/2/09 - 5/5/09	40,000	39,974
Toyota Motor Credit,
0.200%, 4/1/09	35,000	35,000
Verizon Communications,
0.750%, 4/20/09	10,104	10,100
Wal-Mart Stores,
0.500%, 4/7/09 - 6/15/09	35,000	34,978

Total Commercial Paper	761,982	761,693

Asset-Backed Commercial Paper - 2.8%
Chariot Funding, L.L.C.,
0.400%, 4/8/09 - 4/21/09	34,735	34,729
Park Avenue Receivables,
0.250%, 4/1/09	15,001	15,001

Total Asset-Backed Commercial Paper	49,736	49,730

Demand Notes - 4.9%
American Express Credit Corporation, VRN,
0.373%, 4/2/09	$85,407	$85,407

Total Demand Notes	85,407	85,407

Repurchase Agreements - 13.2%
Fixed Income Clearing Corporation, 0.170% dated 3/31/09, due 4/1/09, repurchase price $144,970, collateralized by FHLMC, 3.000%, due 4/30/10	144,970	144,970
Goldman Sachs, 0.170% dated 3/31/09, due 4/1/09, repurchase price $85,000, collateralized by various FNMA and FMAC	85,000	85,000

Total Repurchase Agreements	229,970	229,970

Total Investments - 99.8% (Cost $1,744,909)	1,748,054	1,744,909

Cash and other assets, less liabilities - 0.2%		3,311

Net Assets - 100.0%		$1,748,220

Portfolio Weighted Average Maturity		44 Days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 24.9%
	Denmark - 2.7%
	Novo-Nordisk A/S (Pharmaceuticals)	229,875	$11,021
	Novozymes A/S (Chemicals)	87,260	6,313
*	Vestas Wind Systems A/S (Electrical equipment)	172,825	7,592

			24,926

	France - 6.4%
	Alstom S.A. (Electrical equipment)	279,588	14,498
	April Group S.A. (Insurance)	120,902	3,299
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	225,010	8,475
	Iliad S.A. (Diversified telecommunication services)	97,513	9,090
*	Orpea (Health care providers & services)	100,519	3,975
	Schneider Electric S.A. (Electrical equipment)	135,579	9,017
	Vinci S.A. (Construction & engineering)	260,106	9,656

			58,010

	Germany - 0.9%
	Beiersdorf AG (Personal products)	162,265	7,267
	CTS Eventim AG (Media)	21,915	636

			7,903

	Ireland - 0.9%
	CRH plc (Construction materials)	302,607	6,585
*	ICON plc - ADR (Life sciences tools & services)	99,378	1,605

			8,190

	Italy - 0.9%
*	Ansaldo STS SpA (Transportation infrastructure)	184,468	2,929
	Saipem SpA (Energy equipment & services)	322,094	5,731

			8,660

	Luxembourg - 0.9%
	Millicom International Cellular S.A.(Wireless telecommunication services)†	220,997	8,186

	Netherlands - 0.5%
*	Qiagen N.V. (Life sciences tools & services)	222,782	3,548
*	Smartrac N.V. (Electronic equipment & instruments)	88,855	1,108

			4,656

	Norway - 0.1%
*	Opera Software ASA (Internet software & services)	251,119	857

	Spain - 3.9%
*	Iberdrola Renovables S.A. (Independent power producers & energy traders)	2,680,362	11,101
	Industria De Diseno Textile Inditex S.A. (Specialty retail)	228,683	8,912
	Telefonica, S.A. (Diversified telecommunication services)	766,196	15,279

			35,292

	Sweden - 0.9%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	228,805	8,578

	Switzerland - 6.8%
*	Actelion, Ltd. (Biotechnology)	59,957	2,736
	Credit Suisse Group AG (Capital markets)	574,796	17,501
	Kuehne & Nagel International AG (Marine)	61,213	3,572
*	Nestle S.A. (Food products)	198,507	6,706
*	Partners Group Global Opportunities, Ltd. (Capital markets)	68,636	4,121
	Roche Holdings, Ltd. AG (Pharmaceuticals)	98,539	13,524
	SGS S.A. (Professional services)	6,832	7,170
	Syngenta AG (Chemicals)	31,882	6,409

			61,739

	Issuer	Shares	Value
	United Kingdom - 23.8%
	Aberdeen Asset Management plc (Capital markets)	1,153,447	$2,108
	Admiral Group plc (Insurance)	217,696	2,663
	AMEC plc (Energy equipment & services)	1,109,598	8,474
	Amlin plc (Insurance)	1,651,207	8,138
	Ashmore Group plc (Capital markets)	757,169	1,654
*	ASOS plc (Internet & catalog retail)	249,468	1,076
*	Autonomy Corporation plc (Software)	583,692	10,897
	BAE Systems plc (Aerospace & defense)	1,443,491	6,923
	BG Group plc (Oil, gas & consumable fuels)	1,401,632	21,143
*	Blinkx plc (Internet software & services)	2,374,700	562
	BlueBay Asset Management plc (Capital markets)	907,178	1,618
	British American Tobacco plc (Tobacco)	513,121	11,854
	British Sky Broadcasting Group plc (Media)	2,243,658	13,926
*	Cairn Energy plc (Oil, gas & consumable fuels)	49,211	1,546
	Capita Group plc (Professional services)	1,474,349	14,339
	Chemring Group plc (Aerospace & defense)	121,683	3,308
	G4S plc (Commercial services & supplies)	1,300,034	3,612
	HSBC Holdings plc (Commercial banks)	823,600	4,545
	Mothercare plc (Multiline retail)	171,181	951
	NEXT plc (Multiline retail)	387,001	7,344
	Petrofac Limited (Energy equipment & services)	465,642	3,580
	Reckitt Benckiser plc (Household products)	447,052	16,773
*	Rolls-Royce Group plc (Aerospace & defense)	3,753,263	15,810
	Rotork plc (Electronic equipment & instruments)	441,500	5,392
	Serco Group plc (Commercial services & supplies)	789,022	4,134
	Standard Chartered plc (Commercial banks)	1,246,146	15,474
	Tullow Oil plc (Oil, gas & consumable fuels)	789,253	9,074
	Ultra Electronic Holdings plc (Aerospace & defense)	186,776	2,917
	Vodafone Group plc (Wireless telecommunication services)	4,769,406	8,315
	VT Group plc (Aerospace & defense)	664,717	4,504
	Wellstream Holdings plc (Energy equipment & services)	716,889	4,435

			217,089

	Emerging Asia - 16.4%
	China - 10.8%
*	Baidu, Inc. - ADR (Internet software & services)	43,128	7,616
	China High Speed Transmission (Electrical equipment)	3,455,000	4,938
	China Life Insurance Co., Ltd. (Insurance)	4,566,000	15,018
	China Merchants Bank Co., Ltd. (Commercial banks)	2,982,500	5,197
	China Oilfield Services Limited (Energy equipment & services)	6,774,000	5,369
	China Overseas Land & Investment, Ltd. (Real estate management & development)	5,015,600	7,861
	China Yurun Food Group Limited (Food products)	2,564,329	3,276
	CNOOC Limited (Oil, gas & consumable fuels)	16,465,000	16,545
	Hengan International Group Co., Ltd. (Personal products)	1,245,000	5,008
	Industrial and Commercial Bank of China (Commercial banks)	8,686,000	4,514
	Li Ning Co., Ltd. (Leisure equipment & products)	3,705,500	6,129
*	New Oriental Education & Technology Group, Inc. - ADR (Diversified consumer services)	63,902	3,211
	Tencent Holdings, Ltd. (Internet software & services)	1,185,400	8,771
	Want Want China Holdings Limited (Food products)	10,576,000	4,908

			98,361

	India - 3.4%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	385,808	11,511
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	585,493	7,246
	Educomp Solutions Limited (Diversified consumer services)	54,422	2,245
	Hero Honda Motors Limited (Automobiles)	147,496	3,126
	Housing Development Finance Corp. (Thrifts & mortgage finance)	237,327	6,623

			30,751

	Indonesia - 0.5%
	PT Bank Rakyat Indonesia (Commercial banks)	12,537,500	4,570

	South Korea - 0.8%
	LG Household & Health Care, Ltd. (Household products)	36,037	3,945
	MegaStudy Co., Ltd. (Diversified consumer services)	26,134	3,802

			7,747

	Taiwan - 0.9%
	High Tech Computer Corp. (Computers & peripherals)	446,000	5,492
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	333,000	3,135

			8,627

Institutional International Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Asia - 10.4%
	Australia - 6.8%
	BHP Billiton Limited - ADR (Metals & mining)	1,154,945	$25,526
	Cochlear Limited (Health care equipment & supplies)	74,439	2,596
	QBE Insurance Group Limited (Insurance)	670,836	8,999
	Woolworths Limited (Food & staples retailing)	1,117,573	19,397
	WorleyParsons Limited (Energy equipment & services)	472,823	5,959

			62,477

	Hong Kong - 1.4%
	Li & Fung, Ltd. (Distributors)	2,236,000	5,242
	Noble Group Limited (Trading companies & distributors)	9,523,560	7,455

			12,697

	New Zealand - 0.2%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	1,034,084	1,863

	Singapore - 2.0%
	Capitaland, Ltd. (Real estate management & development)	2,052,000	3,146
	Olam International, Ltd. (Food & staples retailing)	5,833,400	5,619
	Wilmar International, Ltd. (Food products)	4,468,000	9,349

			18,114

	Japan - 6.4%
	Aeon Delight Co., Ltd. (Commercial services & supplies)	67,700	849
	Fast Retailing Co., Ltd. (Specialty retail)	87,900	10,065
	Honda Motor Company, Ltd. (Automobiles)	758,300	18,052
	Jupiter Telecommunications Co., Ltd. (Media)	9,796	6,544
	Nitori Company, Ltd. (Specialty retail)	61,580	3,447
	Point, Inc. (Specialty retail)	53,570	2,434
	Seven Bank, Ltd. (Commercial banks)	1,289	3,434
	Shionogi & Co., Ltd. (Pharmaceuticals)	412,000	7,102
	So-net M3, Inc. (Health care technology)	288	776
	Terumo Corporation (Health care equipment & supplies)	151,200	5,616

			58,319

	Emerging Latin America - 4.3%
	Brazil - 3.4%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	188,300	933
	BM&F Bovespa S.A. (Diversified financial services)	809,000	2,452
*	BR Malls Participacoes S.A. (Real estate management & development)	669,800	4,158
*	GP Investments, Ltd. (Capital markets)	749,200	1,873
*	GVT Holding S.A. (Diversified telecommunication services)	422,600	4,822
*	Lupatech S.A. (Machinery)	186,000	1,972
	Natura Cosmeticos S.A. (Personal products)	451,800	4,411
	Redecard S.A. (IT services)	772,500	9,341
	SLC Agricola S.A. (Food products)	247,900	1,336

			31,298

	Mexico - 0.3%
	Banco Compartamos S.A. de C.V. (Consumer finance)	771,100	1,443
*	Megacable Holdings S.A.B. de C.V. (Media)	1,617,800	1,636

			3,079

	Panama - 0.2%
	Copa Holdings S.A. (Airlines)†	58,451	1,676

	Peru - 0.4%
	Credicorp, Ltd. (Commercial banks)†	81,735	3,828

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 4.1%
	Israel - 1.3%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	269,903	12,159

	South Africa - 2.8%
*	Aspen Pharmacare Holdings Limited (Pharmaceuticals)	404,656	1,950
	MTN Group, Ltd. (Wireless telecommunication services)	844,826	9,374
	Naspers Limited (Media)	504,200	8,531
	Shoprite Holdings Limited (Food & staples retailing)	531,026	2,836
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	277,144	2,489

			25,180

	Canada - 3.9%
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	619,175	8,532
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	131,749	10,647
	Shoppers Drug Mart Corporation (Food & staples retailing)	340,400	11,701
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	196,388	5,048

			35,928

	Total Common Stock - 94.2% (cost $971,565)		860,760

	Preferred Stock
	Brazil - 2.6%
	Banco Sofisa S.A. (Commercial banks)	237,085	387
	Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	1,901,496	23,403

	Total Preferred Stock - 2.6% (cost $22,988)		23,790

	Investment in Rights
*	CRH plc (Building materials)	86,459	1,880

	Total Investment in Rights - 0.2% (cost $952)		1,880

	Investment in Affiliate
	William Blair Ready Reserves Fund	4,534,120	4,534

	Total Investment in Affiliate - 0.5% (cost $4,534)		4,534

	Short-Term Investments
	American Express Credit Corp. Demand Note,
	VRN 0.373% due 4/1/09	$22,067	22,067

	Total Short-term Investments - 2.4% (cost $22,067)		22,067

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.170% dated 3/31/09, due 4/1/09, repurchase price $6,984, collateralized by FHLMC, 3.000% due 4/30/10	$6,984	6,984

	Total Repurchase Agreement - 0.8% (cost $6,984)		6,984

	Total Investments - 100.7% (cost $1,029,090)		920,015
	Liabilities, less cash and other assets - (0.7)%		(6,575)

	Net assets - 100.0%		$913,440

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

At March 31, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	16.2%
Industrials	15.9%
Consumer Discretionary	13.7%
Consumer Staples	12.9%
Energy	11.9%
Health Care	7.7%
Telecommunication Services	7.0%
Materials	6.5%
Information Technology	6.0%
Utilities	2.2%

Total	100.0%

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	24.0%
Euro	13.9%
Hong Kong Dollar	11.0%
Australian Dollar	7.1%
Swiss Franc	7.0%
Japanese Yen	6.6%
United States Dollar	6.5%
Brazilian Real	6.2%
Indian Rupee	3.5%
Singapore Dollar	2.9%
Danish Krone	2.8%
South African Rand	2.8%
Canadian Dollar	1.9%
Swedish Krona	1.0%
New Taiwan Dollar	1.0%
All Other Currencies	1.8%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 36.0%
	Denmark - 3.1%
	Novo-Nordisk A/S (Pharmaceuticals)	155,057	$7,434
*	Vestas Wind Systems A/S (Electrical equipment)	13,426	590

			8,024

	Spain - 5.7%
*	Iberdrola Renovables S.A. (Independent power producers & energy traders)	889,561	3,684
	Industria De Diseno Textile Inditex S.A. (Specialty retail)	107,939	4,206
	Telefonica S.A. (Diversified telecommunication services)	353,755	7,054

			14,944

	France - 5.6%
	Alstom S.A. (Electrical equipment)	80,346	4,166
	Iliad S.A. (Diversified telecommunication services)	33,956	3,165
*	Schneider Electric S.A. (Electrical equipment)	50,515	3,360
	Vinci S.A. (Construction & engineering)	102,462	3,804

			14,495

	Germany - 2.5%
	Beiersdorf AG (Personal products)	59,163	2,650
	E. ON AG (Electric utilities)	135,085	3,746

			6,396

	Ireland - 2.3%
*	CRH plc (Materials)	109,870	2,391
*	Ryanair Holdings plc - ADR (Airlines)	161,181	3,725

			6,116

	Italy - 1.3%
	Saipem SpA (Energy equipment & services)	188,363	3,352

	Netherlands - 1.1%
*	Qiagen N.V. (Life sciences tools & services)	180,851	2,880

	Sweden - 0.9%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	64,500	2,418

	Issuer	Shares	Value
	Common Stocks - Europe - (continued)
	Switzerland - 13.5%
*	ABB, Ltd. (Electrical equipment)	339,975	$4,742
*	Actelion, Ltd. (Biotechnology)	63,006	2,875
	Credit Suisse Group AG (Capital markets)	188,527	5,740
	Nestle S.A. (Food products)	202,611	6,845
	Roche Holdings Ltd. AG (Pharmaceuticals)	56,129	7,704
	SGS S.A. (Professional services)	3,449	3,620
	Synthes, Inc. (Health care equipment & supplies)	34,261	3,817

			35,343

	United Kingdom - 23.5%
	AMEC plc (Energy equipment & services)	221,255	1,690
	Amlin plc (Insurance)	327,236	1,613
*	Autonomy Corporation plc (Software)	250,220	4,672
	BAE Systems plc (Aerospace & defense)	1,327,580	6,367
	BG Group plc (Oil, gas & consumable fuels)	521,150	7,861
	British Sky Broadcasting Group plc (Media)	671,625	4,169
	Capita Group plc (Professional services)	659,129	6,411
	Petrofac Limited (Energy equipment & services)	198,024	1,522
	Reckitt Benckiser plc (Household products)	193,031	7,243
*	Rolls-Royce Group plc (Aerospace & defense)	1,309,869	5,518
	Rotork plc (Electronic equipment & instruments)	106,226	1,297
	Standard Chartered plc (Commercial banks)	421,606	5,235
	Tullow Oil plc (Oil, gas & consumable fuels)	381,101	4,382
	Vodafone Group plc (Wireless telecommunication services)	1,888,431	3,292

			61,272

	Japan - 6.4%
	Fast Retailing Co., Ltd. (Specialty retail)	23,200	2,656
	Jupiter Telecommunications Co., Ltd. (Media)	6,120	4,088
	Nintendo Co., Ltd. (Software)	24,200	7,079
	Terumo Corporation (Health care equipment & supplies)	76,300	2,834

			16,657

Institutional International Equity Fund

Portfolio of Investments, March 31, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Canada - 5.6%
	Agnico-Eagle Mines Limited (Metals & mining)†	37,151	$2,115
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	89,288	1,230
	Canadian National Railway Company (Road & rail)†	116,531	4,131
	Shoppers Drug Mart Corporation (Food & staples retailing)	152,543	5,244
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	73,502	1,889

			14,609

	Emerging Asia - 9.2%
	China - 4.2%
	China Life Insurance Co., Ltd. (Insurance)	1,263,000	4,154
	China Merchants Bank Co., Ltd (Commercial banks)	1,310,500	2,283
	China Oilfield Services Limited (Energy equipment & services)	2,224,000	1,763
	CNOOC Limited (Oil, gas & consumable fuels)	2,751,000	2,764

			10,964

	India - 4.4%
*	Bharti Airtel, Ltd. (Wireless telecommunication services)	267,210	3,307
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	481,743	1,757
	Infosys Technologies Limited (IT services)	148,136	3,884
	Vedanta Resources plc (Metals & mining)	269,547	2,613

			11,561

	Indonesia - 0.6%
	PT Bank Rakyat Indonesia (Commercial banks)	4,303,500	1,569

	Emerging Europe, Mid-East, Africa - 5.8%
	Israel - 3.2%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	185,339	8,350

	South Africa - 2.4%
	MTN Group, Ltd. (Wireless telecommunication services)	349,652	3,879
	Naspers, Ltd. (Media)	143,000	2,420

			6,299

	United Arab Emirates - 0.2%
	Aldar Properties PJSC (Real estate management & development)	679,300	485

Issuer	Shares or Principal Amount	Value
Common Stocks - (continued)
Asia - 6.8%
Australia - 4.6%
QBE Insurance Group Limited (Insurance)	398,586	$5,347
Woolworths Limited (Food & staples retailing)	323,137	5,609
WorleyParsons, Ltd. (Energy equipment & services)	89,223	1,124

		12,080

Hong Kong - 1.2%
Li & Fung, Ltd. (Distributors)	760,000	1,782
Noble Group Limited (Trading companies & distributors)	1,866,000	1,460

		3,242

Taiwan - 1.0%
Mediatek, Inc. (Semiconductors & semiconductor equipment)	279,000	2,626

Emerging Latin America - 1.9%
Brazil - 1.9%
BM&F BOVESPA S.A. (Diversified financial services)	455,171	1,379
Petroleo Brasileiro S.A.- ADR (Oil, gas & consumable fuels)	56,140	1,711
Redecard S.A. (IT services)	75,500	913
Weg S.A. (Machinery)	166,300	837

		4,840

Total Common Stock - 95.2% (cost $290,251)		248,522

Preferred Stocks
Brazil - 2.0%
Itau Unibanco Multiple Bank S.A. - GDR (Commercial banks )	225,259	2,451
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	230,469	2,837

Total Preferred Stocks - 2.0% (cost $4,917)		5,288

Investment in Rights
CRH plc (Building materials)	37,136	808

Total Investment in Rights - 0.3% (cost $409)		808

Investment in Affiliate
William Blair Ready Reserves Fund	952,396	952

Total Investment in Affiliate - 0.4% (cost $952)		952

Repurchase Agreement
Fixed Income Clearing Corporation, 0.17% dated 3/31/09, due 4/1/09, repurchase price $3,758, collateralized by FHLMC, 3.000%, due 4/30/10	$3,758	3,758

Total Repurchase Agreement - 1.4% (cost $3,758)		3,758

Total Investments - 99.3% (cost $300,287)		259,328
Cash and other assets, less liabilities - 0.7%		1,830

Net assets - 100.0%		$261,158

* = Non-income producing securities

† = U.S. Listed Foreign Common Stock

GDR = Global Depository Receipt

ADR = American Depository Receipt

VRN = Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

At March 31, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	25.1%
Euro	17.8%
Swiss Franc	13.9%
U.S. Dollar	9.3%
Japanese Yen	6.5%
Hong Kong Dollar	5.0%
Australian Dollar	4.7%
Indian Rupee	3.5%
Danish Krone	3.2%
Canadian Dollar	2.8%
South African Rand	2.5%
Brazilian Real	2.3%
New Taiwan Dollar	1.0%
All Other Currencies	2.4%

Total	100.0%

At March 31, 2009, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	19.1%
Health Care	14.1%
Financials	12.4%
Energy	12.1%
Consumer Staples	10.9%
Consumer Discretionary	9.3%
Telecommunication Services	8.1%
Information Technology	8.0%
Materials	3.1%
Utilities	2.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following seventeen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Value Discovery	Institutional International Growth
Institutional International Equity
Global Portfolio	Fixed-Income Portfolios
Global Growth	Bond
Income
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity ………………………………………	Long-term capital appreciation.
Global ………………………………………	Long-term capital appreciation.
International …………………………………	Long-term capital appreciation.
Fixed-Income…………………………………	High level of current income with relative stability of principal.
Money Market ………………………………	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), the Portfolios use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price). The independent pricing service may not provide a fair value price for all international securities owned by a Portfolio trading on a foreign exchange or market that closes before the close of regular trading on the New York Stock Exchange. For these securities and all other foreign securities, the value of the security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Long-term, fixed-income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by the Pricing or Valuation Committee, in accordance with the Fund’s Valuation Procedures approved by the Board of Trustees. As of March 31, 2009, there were securities held in the Growth and Small Cap Growth Portfolios requiring fair valuation pursuant to the Fund’s Valuation Procedures. Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment income and transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is recorded on an accrual basis, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Bond, Income, and Ready Reserves Portfolios were the rates in effect on March 31, 2009. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended March 31, 2009, the Bond and Income Portfolios recognized a reduction of interest income and a reduction of net realized loss of $1 and $130, respectively (in thousands). This reclassification has no effect on the net asset value of the Portfolio.

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open foreign currency forward contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each portfolio’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments. For tax purposes these foreign currency gains and losses are treated as ordinary income.

(e) Income Taxes

Each Portfolio intends to comply with the provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies.

Management has evaluated the implications of FASB interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48) and has concluded that no tax liability is required relating to the operations of the Funds on the as of March 31, 2009. The statutory of limitations on the Fund’s tax returns remains open. The tax years 2005, 2006, 2007 and 2008 are still subject to examination.

Preliminary estimates of the cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) as of March 31, 2009, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$278,747	$13,192	$54,912	$(41,720)
Large Cap Growth	26,858	289	5,002	(4,713)
Small Cap Growth	581,519	32,337	224,667	(192,330)
Mid Cap Growth	47,081	1,472	8,108	(6,636)
Small-Mid Cap Growth	99,933	4,374	20,565	(16,191)
Global Growth	29,394	1,186	5,584	(4,398)
International Growth	3,165,679	186,967	588,075	(401,108)
International Equity	235,695	5,477	49,754	(44,277)
International Small Cap Growth	334,100	11,773	88,304	(76,531)
Emerging Markets Growth	600,057	17,565	164,508	(146,943)
Emerging Leaders Growth	76,921	2,737	18,358	(15,621)
Value Discovery	44,206	751	15,334	(14,583)
Bond	111,471	2,684	3,075	(391)
Income	127,480	2,289	5,820	(3,531)
Ready Reserves	1,744,909	—	—	—
Institutional International Growth	1,051,555	58,579	190,144	(131,565)
Institutional International Equity	313,779	9,566	64,014	(54,448)

(f) Fair Value Measurements

The Portfolios adopted SFAS No. 157 effective January 1, 2008. In accordance with SFAS 157, “fair value” is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. SFAS 157 established a three-tier hierarchy of inputs to classify value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – Quoted prices in active markets for identical security.

•

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At March 31, 2009, the Portfolios held no other financial instruments, such as, options, futures, or foreign currency forward contracts, that required fair valuation. The Small Cap Growth Portfolio holds warrants that were valued using the intrinsic pricing method. Pursuant to this methodology, the warrants had no value at March 31, 2009.

As of March 31, 2009 the hierarchical input levels of securities in each Portfolio are as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Growth	$228,467	$8,560	$—	$237,027
Large Cap Growth	21,245	900	—	22,145
Small Cap Growth	380,228	5,944	3,017	389,189
Mid Cap Growth	40,061	384	—	40,445
Small Mid-Cap Growth	81,684	2,058	—	83,742
Global Growth	13,762	11,234	—	24,996
International Growth	444,985	2,319,683	—	2,764,668
International Equity	29,286	162,140	—	191,426
International Small Cap Growth	39,223	218,367	—	257,590
Emerging Markets Growth	159,200	293,904	—	453,104
Emerging Leaders Growth	25,261	36,033	—	61,294
Value Discovery	28,639	984	—	29,623
Bond	—	111,080	—	111,080
Income	—	123,949	—	123,949
Ready Reserves	—	1,744,909	—	1,744,909
Institutional International Growth	145,377	774,638	—	920,015
Institutional International Equity	40,962	218,366	—	259,328

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Balance January 1, 2009	Net Purchases (Sales)	Transfers to Level 3	Change in Unrealized Gain(Loss)	Balance March 31, 2009
Small Cap Growth	$3,017	$—	$—	$—	$3,017
Bond	43	(15)	—	(28)	—
Income	1,856	(562)	—	(1,294)	—

Fair value estimate for the level 3 security in the Small Cap Portfolio was valued in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees, and approved by the Valuation Committee. There were various factors considered in reaching this fair value determination, including but not limited to the following: the type of security, the extent of public trading of the security, information obtained from the broker-dealer for the security, analysis of the company’s performance and market trends that influence its performance. At March 31, 2009, this security represent 0.77% of the net assets of the Small Cap Portfolio.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 27, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 27, 2009

By:	/s/ Terence M. Sullivan
Terence M. Sullivan
Treasurer (Principal Financial Officer)

Date: May 27, 2009